UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                     (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Item 1. REPORTS TO STOCKHOLDERS.

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Dynamic Growth Fund
(formerly known as the FMX Growth Allocation Fund)

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Dynamic Growth Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Dynamic Growth Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Dynamic Growth Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Dynamic Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Dynamic Growth Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Dynamic Growth Fund (the “Fund”).  From May 31, 2012 through November 30, 2012, the Fund’s Institutional Class Shares outperformed the S&P 500 Index by 0.21% but underperformed the S&P Global Broad Market Index (the S&P BMI) by 1.98%.  This strategy has historically performed best when markets have a more defined direction.  During the period, exposure to commodities like corn and silver as well as increased international exposure helped short term returns slightly outpace the S&P 500.

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	1 Year	Inception*	Ratio**	Ratio***

ISM Dynamic Growth Fund – Institutional Class Shares	13.55%	6.34%	1.15%	2.57%
S&P 500 TR Index1	16.00%1	13.06%	n/a	n/a
S&P Global Broad Market Index1	14.07%1	6.86%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is October 2, 2009.
**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the

preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in these indexes.  The indexes do not have an investment advisor and do not pay any commissions, expenses or taxes.  If these indexes paid commissions, expenses or taxes, their returns would be lower.

ISM Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 40.03%
	Guggenheim China Small Cap ETF	17,758	$399,733
	iShares MSCI Austria Investable Market Index Fund	11,779	200,580
	iShares MSCI China Index Fund	8,751	396,245
	iShares MSCI EAFE Value Index	13,931	654,896
	iShares MSCI EMU Index Fund	20,462	652,123
	iShares MSCI Israel Capped Index Fund	4,532	195,306
	iShares MSCI New Zealand Investable Market Index Fund	11,363	395,887
	iShares MSCI Pacific ex-Japan Index Fund	14,088	655,092
	iShares S&P Europe 350 Index Fund	17,160	651,737
	PowerShares Dynamic Building & Construction Portfolio	23,616	396,749
	SPDR EURO STOXX 50 ETF	19,769	652,772
*	United States Natural Gas Fund LP	18,936	386,105

	Total Exchange Traded Products (Cost $5,448,235)		5,637,225

OPEN-END FUNDS - 59.05%
	American Beacon International Equity Fund	39,748	649,887
	Dodge & Cox Stock Fund	10,732	1,278,225
	Franklin International Smaller Companies Growth Fund	76,030	1,278,064
	John Hancock Large Cap Equity Fund	43,904	1,278,496
	PIMCO StocksPlus Total Return Fund	137,132	1,278,070
	TCW Dividend Focused Fund	108,284	1,276,673
	Templeton Institutional Funds Inc - Foreign Equity Series	66,011	1,277,981

	Total Open-End Funds (Cost $7,945,349)		8,317,396

SHORT-TERM INVESTMENT - 4.14%
§	Fidelity Institutional Money Market Funds, 0.14%	583,801	583,801

	Total Short-Term Investment (Cost $583,801)		583,801

Total Value of Investments (Cost $13,977,385) - 103.22%			$14,538,422

Liabilities in Excess of Other Assets - (3.22)%			(453,423)

Net Assets - 100%			$14,084,999

*	Non-income producing investment
§	Represents 7 day effective yield

			(Continued)

ISM Dynamic Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Exchange Traded Products	40.03%	$5,637,225
Open-End Funds	59.05%	8,317,396
Short-Term Investment	4.14%	583,801
Total	103.22%	$14,538,422

See Notes to Financial Statements

ISM Dynamic Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $13,977,385)	$14,538,422
Receivables:
Investments sold	936,480
Fund shares sold	9,805
Dividends and interest	55
Prepaid expenses	1,060

Total assets	15,485,822

Liabilities:
Payables:
Investments purchased	1,241,192
Fund shares repurchased	149,925
Accrued expenses
Administration fees	4,031
Advisory fees	4,941
Other expenses	734

Total liabilities	1,400,823

Net Assets	$14,084,999

Net Assets Consist of:
Capital	$13,713,569
Undistributed net investment income	65,377
Accumulated net realized loss on investments	(254,984)
Net unrealized appreciation on investments	561,037

Total Net Assets	$14,084,999

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,277,438
Net Assets	13,207,834
Net Asset Value, Offering Price and Redemption Price Per Share	$10.34

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	84,806
Net Assets	877,165
Net Asset Value, Offering Price and Redemption Price Per Share	$10.34

See Notes to Financial Statements

ISM Dynamic Growth Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2012

Investment Income:
Dividends	$155,733

Total Income	155,733

Expenses:
Advisory fees (note 2)	36,621
Administration fees (note 2)	58,936
Distribution and service fees - Advisor Class Shares (note 3)	4,297

Total Expenses	99,854

Advisory fees waived (note 2)	(5,461)
Administration fees waived (note 2)	(4,037)

Net Expenses	90,356

Net Investment Income	65,377

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	613,124
Change in unrealized appreciation on investments	846,735

Realized and Unrealized Gain on Investments	1,459,859

Net Increase in Net Assets Resulting from Operations	$1,525,236

See Notes to Financial Statements

ISM Dynamic Growth Fund

Statements of Changes in Net Assets

			November 30,	May 31,
For the Period ended November 30,			2012 (a)	2012

Operations:
Net investment income			$65,377	$98,225
Net realized gain (loss) from investment transactions			613,124	(868,065)
Change in unrealized appreciation (depreciation) on investments			846,735	(432,349)
Net Increase (Decrease) in Net Assets Resulting from Operations			1,525,236	(1,202,189)

Distributions to Shareholders: (note 5)
Return of Capital
Institutional Class Shares			-	(392,810)
Advisor Class Shares			-	(14,605)
Net realized gain from investment transactions
Institutional Class Shares			-	(2,249,896)
Advisor Class Shares			-	(80,137)
Decrease in Net Assets Resulting from Distributions			-	(2,737,448)

Capital Share Transactions:
Shares sold			1,789,676	12,082,259
Reinvested dividends and distributions			-	891,976
Shares repurchased			(6,308,549)	(7,847,735)
(Decrease) Increase from Capital Share Transactions			(4,518,873)	5,126,500

Net (Decrease) Increase in Net Assets			(2,993,637)	1,186,863

Net Assets:
Beginning of Period			17,078,636	15,891,773
End of Period			$14,084,999	$17,078,636

Undistributed Net Investment Income			$65,377	$-

	Period Ended
Share Information:	November 30, 2012 (a)		May 31, 2012
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	172,311	$1,734,976	1,100,246	$11,525,284
Reinvested dividends and distributions	-	-	85,662	814,439
Shares repurchased	(621,669)	(6,249,724)	(761,623)	(7,641,249)
Net Increase (Decrease) in Capital Shares	(449,358)	$(4,514,748)	424,285	$4,698,474
Outstanding, Beginning of Period	1,726,796	17,663,793	1,302,511	12,965,319
Outstanding, End of Period	1,277,438	$13,149,045	1,726,796	$17,663,793

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	5,453	$54,700	50,380	$556,974
Reinvested dividends and distributions	-	-	8,095	77,536
Shares repurchased	(5,870)	(58,824)	(19,657)	(206,486)
Net Increase (Decrease) in Capital Shares	(417)	$(4,124)	38,818	$428,024
Outstanding, Beginning of Period	85,223	977,051	46,405	549,027
Outstanding, End of Period	84,806	$972,927	85,223	$977,051
(a) Unaudited.
See Notes to Financial Statements

ISM Dynamic Growth Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2012(g)		2012	2011	2010 (a)

Net Asset Value, Beginning of Period	$9.42		$11.78	$9.94	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.07		0.06	(0.07)	(0.05)
Net realized and unrealized gain (loss) on securities	0.85		(1.05)	1.92	(0.01)

Total from Investment Operations	0.92		(0.99)	1.85	(0.06)

Less Distributions:
Distributions (from capital gains)	-		(1.16)	(0.01)	-

Total Distributions	-		(1.16)	(0.01)	-

Paid in Capital
Paid in capital	-		(0.21)	-	-

Total Paid in Capital	-		(0.21)	-

Net Asset Value, End of Period	$10.34		$9.42	$11.78	$9.94

Total Return (d)	9.77%		(8.09)%	18.12%	0.60%

Net Assets, End of Period (in thousands)	$13,208		$16,271	$15,341	$447

Average Net Assets for the Period (in thousands)	$15,788		$17,454	$10,871	$337

Ratios of:
Gross Expenses to Average Net Assets (e)	1.15%	(b)	1.45%	1.45%	1.45%	(b)
Net Expenses to Average Net Assets (e)	1.03%	(b)	1.38%	1.45%	1.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	0.84%	(b)	0.59%	(0.86)%	(1.10)%	(b)
			.
Portfolio turnover rate	243.64%	(c)	711.11%	658.15%	332.64%	(c)

(a)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Unaudited.

						(Continued)

ISM Dynamic Growth Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2012(g)		2012	2011 (a)

Net Asset Value, Beginning of Period	$9.48		$11.87	$11.71

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)		(0.01)	(0.03)
Net realized and unrealized gain (loss) on securities	0.87		(1.03)	0.19

Total from Investment Operations	0.86		(1.08)	0.16

Less Distributions:
Distributions (from capital gains)	-		(1.10)	-

Total Distributions	-		(1.10)	-

Paid in Capital
Paid in capital	-		(0.21)	-

Total Paid in Capital			(0.21)	-

Net Asset Value, End of Period	$10.34		$10.77	$11.87

Total Return (d)	9.06%		(8.90)%	1.37%

Net Assets, End of Period (in thousands)	$877		$808	$551

Average Net Assets for the Period (in thousands)	$857		$786	$206

Ratios of:
Gross Expenses to Average Net Assets	2.13%	(b)	2.44%	2.45%	(b)
Net Expenses to Average Net Assets	2.02%	(b)	2.38%	2.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	(0.22)%	(b)	(0.60)%	2.39%	(b)

Portfolio turnover rate	243.64%	(c)	711.11%	658.15%	(c)

(a)	For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Unaudited.

ISM Dynamic Growth Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Dynamic Growth Fund (“Fund”), formerly known as the FMX Growth Allocation Fund, is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek capital appreciation without regard to current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, equity securities.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no more than 20% greater than the S&P 500 Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The Board of Trustees of the Trust approved, on November 4, 2010, a plan to authorize a new class of shares for the Fund designated as Advisor Class Shares.  On February 15, 2011, the Advisor Class Shares became effective.  The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the ISM Dynamic Growth Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ISM Dynamic Growth Fund

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$5,637,225	$5,637,225	$	- -	$	- -
Open-End Funds	8,317,396	8,317,396		- -		- -
Short-Term Investment	583,801	583,801		-		- -
Total	$14,538,422	$14,538,422	$	- -	$	- -

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

ISM Dynamic Growth Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $11 million and gradually increases to a maximum annual rate of 0.95% if the average daily net assets are $39 million or more.   The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund, as of the last day of each month by the highest applicable annual rate.  In accordance with these terms, the Fund paid $36,621 in advisory fees for the six month period ended November 30, 2012, of which $5,461 was subsequently and voluntarily waived.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 1.45% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.70% if the average daily net assets are under $11 million and gradually decreases to an annual rate of 0.175% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $58,936 in administration fees for the six month period ended November 30, 2012, of which $4,037 was subsequently and voluntarily waived.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

ISM Dynamic Growth Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the six month period ended November 30, 2012, $4,297 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:
Period	Purchases of Securities	Proceeds from Sales of Securities
June 1, 2012 – November 30, 2012	$38,033,012	$42,508,965

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. For the six month period ended November 30, 2012, there were no differences between the book and the tax treatment of the distributions.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

ISM Dynamic Growth Fund

Notes to Financial Statements
(Unaudited)

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$13,977,385

Unrealized Appreciation	594,431
Unrealized Depreciation	(33,394)
Net Unrealized Appreciation	$561,037

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

ISM Dynamic Growth Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

 ISM Dynamic Growth Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,097.70	$5.42
	$1,000.00	$1,019.90	$5.22
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,090.60	$10.59
	$1,000.00	$ 1,014.94	$10.20
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the renewal of the Investment Advisory Agreement for a one-year period.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and

(Continued)

ISM Dynamic Growth Fund

Additional Information
(Unaudited)

exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees compared the performance of the Fund with the performance of benchmark indexes, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be reduced to 0.45% from 0.95%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor had derived some revenues from the Fund and that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets continue to grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee was lower than the comparable funds and peer group averages for the Fund.  The Trustees again noted that the management fee for the Fund would be reduced from 0.95% to 0.45%.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

(Continued)

ISM Dynamic Growth Fund

Additional Information
(Unaudited)

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM Dynamic Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:

ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Dynamic Total Return Fund
(formerly known as the FMX Total Return Fund)

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Dynamic Total Return Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Dynamic Total Return Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Dynamic Total Return Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Dynamic Total Return Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Dynamic Total Return Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Dynamic Total Return Fund (the “Fund”).  From May 31, 2012 through November 30, 2012, the Fund’s Institutional Class Shares outperformed Barclays Capital Aggregate Bond Index by 1.75%.  Limited opportunistic exposure to high yield and emerging markets debt has helped bolster returns and even with this exposure, the majority of the allocation is shorter-term and higher quality.  We do not feel that tilting the allocation towards a more conservative posture is an error at this point as we are earning efficient yields and it appears that there is significantly more downside than upside at this stage in the interest rate cycle.

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	1 Year	Inception*	Ratio**	Ratio***

ISM Dynamic Total Return Fund – Institutional Class Shares	6.18%	3.01%	1.91%	0.97%
Barclays Capital US Aggregate Bond Index1	4.22%	5.68%

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is October 2, 2009.
**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the

preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses, or taxes.  If this index did pay commissions, expenses, or taxes, its returns would be lower.

ISM Dynamic Total Return Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares		Value (Note 1)

OPEN-END FUNDS - 100.44%
AllianceBernstein High Income Fund		24,130		$227,783
BBH Limited Duration Fund		54,410		567,501
Columbia Emerging Markets Bond Fund		9,061		114,440
Invesco High Yield Securities Fund		6,409		113,890
Ivy High Income Fund		13,386		114,717
Loomis Sayles High Income Fund		24,425		113,089
Loomis Sayles Strategic Income Fund		14,818		226,863
PIMCO High Yield Spectrum Fund		10,527		114,218
PIMCO Income Fund		18,354		227,040
PIMCO Total Return Fund		117,361		1,363,732
PIMCO Unconstrained Bond Fund		19,424		226,867
RidgeWorth US Government Securities Ultra Short Bond Fund		55,814		568,186
Scout Unconstrained Bond Fund		18,994		227,544
Sit US Government Securities Fund		49,913		568,005
TCW Emerging Markets Income Fund		12,005		112,607
TCW Total Return Bond Fund		54,990		565,852
Touchstone Short Duration Fixed Income Fund		57,790		567,499
Touchstone Ultra Short Duration Fixed Income Fund		59,496		568,187
Virtus Multi-Sector Fixed Income Fund		20,252		226,620

Total Open-End Funds (Cost $6,645,521)				6,814,640

SHORT-TERM INVESTMENT - 2.00%
§	Fidelity Institutional Money Market Funds, 0.14%	135,877		135,877

Total Short-Term Investment (Cost $135,877)				135,877

Total Value of Investments (Cost $6,781,398) - 102.44%				$6,950,517

Liabilities in Excess of Other Assets - (2.44)%				(165,611)

Net Assets - 100%				$6,784,906

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets		Value
Open-End Funds	100.44%		$6,814,640
Short-Term Investment	2.00%		135,877
Total	102.44%		$6,950,517

See Notes to Financial Statements

ISM Dynamic Total Return Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $6,781,398)	$6,950,517
Cash	44,109
Receivables:
Investments sold	20,220
Fund shares sold	477
Dividends and interest	1,974
Prepaid expenses	1,644

Total assets	7,018,941

Liabilities:
Payables:
Investments purchased	19,390
Fund shares repurchased	48,981
Distributions	161,011
Accrued expenses
Administration fees	4,044
Other expenses	609

Total liabilities	234,035

Net Assets	$6,784,906

Net Assets Consist of:
Capital	$6,762,546
Undistributed net investment income	3,255
Accumulated net realized loss on investments	(150,013)
Net unrealized appreciation on investments	169,118

Total Net Assets	$6,784,906

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	592,387
Net Assets	6,100,171
Net Asset Value, Offering Price and Redemption Price Per Share	$10.30

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	67,967
Net Assets	684,735
Net Asset Value, Offering Price and Redemption Price Per Share	$10.07

See Notes to Financial Statements

ISM Dynamic Total Return Fund

Statement of Operations
(Unaudited)

For the Period ended November 30, 2012

Investment Income:
Dividends	$130,213
Other Income	3

Total Income	130,216

Expenses:
Administration fees (note 2)	39,983
Distribution and service fees - Advisor Class Shares (note 3)	4,034

Total Expenses	44,017

Administration fees waived (note 2)	(1,886)

Net Expenses	42,131

Net Investment Income	88,085

Realized and Unrealized Gain on Investments

Net realized gain from investment transactions	98,547
Change in unrealized appreciation on investments	105,294

Realized and Unrealized Gain on Investments	203,841

Net Increase in Net Assets Resulting from Operations	$291,926

See Notes to Financial Statements

ISM Dynamic Total Return Fund

Statements of Changes in Net Assets

			November 30,	May 31,
For the six month period and fiscal year ended			2012 (a)	2012

Operations:
Net investment income			$88,085	$165,915
Net realized gain (loss) from investment transactions			98,547	(250,243)
Change in unrealized appreciation on investments			105,294	59,262
Net Increase (Decrease) in Net Assets Resulting from Operations			291,926	(25,066)

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares			(148,320)	(115,468)
Advisor Class Shares			(12,691)	(8,039)
Decrease in Net Assets Resulting from Distributions			(161,011)	(123,507)

Capital Share Transactions:
Shares sold			1,225,640	10,363,604
Reinvested dividends and distributions			41,652	34,051
Shares repurchased			(3,370,324)	(5,716,817)
(Decrease) Increase from Capital Share Transactions			(2,103,032)	4,680,838

Net (Decrease) Increase in Net Assets			(1,972,117)	4,532,265

Net Assets:
Beginning of Period			8,757,023	4,224,758
End of Period			$6,784,906	$8,757,023

Undistributed Net Investment Income			$3,255	$76,181

Share Information:	November 30, 2012 (a)		May 31, 2012
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	110,783	$1,156,406	939,312	$9,609,027
Reinvested dividends and distributions	3,034	31,224	2,705	26,892
Shares repurchased	(300,835)	(3,125,199)	(543,455)	(5,493,412)
Net Increase (Decrease) in Capital Shares	(187,018)	$(1,937,569)	398,562	$4,142,507
Outstanding, Beginning of Period	779,405	8,019,915	380,843	3,877,408
Outstanding, End of Period	592,387	$6,082,346	779,405	$8,019,915

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	6,764	$69,234	75,438	$754,577
Reinvested dividends and distributions	1,035	10,428	734	7,159
Shares repurchased	(24,031)	(245,125)	(22,529)	(223,405)
Net Increase (Decrease) in Capital Shares	(16,232)	$(165,463)	53,643	$538,331
Outstanding, Beginning of Period	84,199	845,663	30,556	307,332
Outstanding, End of Period	67,967	$680,200	84,199	$845,663

(a) Unaudited

See Notes to Financial Statements

ISM Dynamic Total Return Fund

Financial Highlights
	Institutional Class Shares
For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2012 (h)		2012	2011	2010 (a)

Net Asset Value, Beginning of Period	$10.16		$10.28	$10.07	$10.00

Income (Loss) from Investment Operations
Net investment income	0.17		0.17	0.35	0.00	(g)
Net realized and unrealized gain (loss) on securities	0.22		(0.13)	0.13	0.07

Total from Investment Operations	0.39		0.04	0.48	0.07

Less Distributions:
Dividends (from net investment income)	(0.25)		(0.16)	(0.27)	-

Total Distributions	(0.25)		(0.16)	(0.27)	-

Net Asset Value, End of Period	$10.30		$10.16	$10.28	$10.07

Total Return (d)	3.84%		0.38%	4.87%	0.70%

Net Assets, End of Period (in thousands)	$6,100		$7,920	$3,916	$130

Average Net Assets for the Period (in thousands)	$7,006		$7,660	$3,089	$76

Ratios of:
Gross Expenses to Average Net Assets (e)	1.02%	(b)	1.20%	1.20%	1.20%	(b)
Net Expenses to Average Net Assets (e)	0.97%	(b)	1.17%	1.20%	1.20%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	2.35%	(b)	2.06%	3.77%	0.17%	(b)

Portfolio turnover rate	26.01%	(c)	207.87%	218.16%	48.89%	(c)

(a)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.
(h) Unaudited.

					(Continued)

ISM Dynamic Total Return Fund

Financial Highlights
	Advisor Class Shares
For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2012 (h)		2012	2011 (a)

Net Asset Value, Beginning of Period	$9.94		$10.11	$10.00

Income (Loss) from Investment Operations
Net investment income	0.09		0.10	0.00	(g)
Net realized and unrealized gain (loss) on securities	0.23		(0.17)	0.11

Total from Investment Operations	0.32		(0.07)	0.11

Less Distributions:
Dividends (from net investment income)	(0.19)		(0.10)	-

Total Distributions	(0.19)		(0.10)	-

Net Asset Value, End of Period	$10.07		$9.94	$10.11

Total Return (d)	3.22%		(0.63)%	1.10%

Net Assets, End of Period (in thousands)	$685		$837	$309

Average Net Assets for the Period (in thousands)	$805		$737	$142

Ratios of:
Gross Expenses to Average Net Assets (e)	2.02%	(b)	2.20%	2.20%	(b)
Net Expenses to Average Net Assets (e)	1.97%	(b)	2.17%	2.20%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	1.35%	(b)	1.11%	0.26%	(b)

Portfolio turnover rate	26.01%	(c)	207.87%	218.16%	(c)

(a)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011
(b) Annualized.
(c) Not annualized.
(d)			Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)			Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.
(h) Unaudited.

ISM Dynamic Total Return Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The ISM Dynamic Total Return Fund (“Fund”) formerly known as the FMX Total Return Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on October 2, 2009. The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income.  In order to achieve its investment objective, FolioMetrix LLC (“Advisor”) will seek to invest primarily in no-load, institutional, and exchange-traded funds (“Portfolio Funds”).  Although the Fund will primarily invest in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.  The Fund will primarily invest in Portfolio Funds that have a similar investment objective or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments generally will include, but are not limited to, fixed income securities (such as bonds, corporate debt securities, convertible securities, TIPS and other treasuries).

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of sector and asset allocations, total returns, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no greater than the BarCap U.S. Aggregate Index.  The Advisor will generally sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The Board of Trustees of the Trust approved, on November 4, 2010, a plan to authorize a new class of shares for the Fund designated as Advisor Class Shares.  On February 15, 2011, the Advisor Class Shares became effective.  The Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the ISM Dynamic Total Return Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ISM Dynamic Total Return Fund

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the six month period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$6,814,640	$6,814,640	$-	$-
Short-Term Investment	135,877	135,877	-	-
Total	$6,950,517	$6,950,517	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

ISM Dynamic Total Return Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.  Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The minimum annual rate is 0.00% if the average daily net assets are under $13 million and gradually increases to a maximum annual rate of 0.45% if the average daily net assets are $23 million or more.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate. In agreement with these terms, the Fund paid no investment advisory fees for the six month period ended November 30, 2012.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the  maximum of 0.70% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.70% if the average daily net assets are under $13 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation:  the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund incurred $39,983 in administration fees for the six month period ended November 30, 2012, of which $1,886 were voluntarily waived by the administrator.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

ISM Dynamic Total Return Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.  Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the six month period ended November 30, 2012, $4,034 in fees were incurred by the Distributor.

4.  Purchases and Sales of Investment Securities

The aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Six month period ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2012	$1,970,769	$3,934,447

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2012.

5.  Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. For the six month period ended November 30, 2012 there were no difference between the book and the tax treatment of the distributions.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 titled Accounting for Uncertainty in Income Taxes had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the fiscal year, the Fund did not incur any interest or penalties.

(Continued)

ISM Dynamic Total Return Fund

Notes to Financial Statements
(Unaudited)

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$6,781,398

Unrealized Appreciation	$171,557
Unrealized Depreciation	(2,439)
Net Unrealized Appreciation	$169,118

6.  Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.  New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.  Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

ISM Dynamic Total Return Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Dynamic Total Return Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,038.40	$4.96
	$1,000.00	$1,020.21	$4.91
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,032.20	$10.04
	$1,000.00	$ 1,015.19	$9.95
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the renewal of the Investment Advisory Agreement for a one-year period.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and

(Continued)

ISM Dynamic Total Return Fund

Additional Information
(Unaudited)

exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees compared the performance of the Fund with the performance of benchmark indexes, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group averages).  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%, which meant a reduction in the management fees from 0.70%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor had derived some revenues from the Fund and that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets continue to grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the management fee was lower than the comparable funds and peer group averages for the Fund.  The Trustees again noted that the management fee for the Fund would be reduced from 0.70% to 0.45%.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

(Continued)

ISM Dynamic Total Return Fund

Additional Information
(Unaudited)

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM Dynamic Total Return Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:

ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Non Traditional Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Non Traditional Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Non Traditional Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Non Traditional Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Non Traditional Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Non Traditional Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Non Traditional Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares outperformed the S&P Global Broad Market Index (the S&P BMI) by 0.77% with a return since inception on September 20, 2012 of        -0.90% compared to -1.67% for the Index.   The ISM Non Traditional Fund seeks to earn absolute returns in normal market environments while providing diversification during bear market periods.  A focus of the fund is to lower the expenses of underlying holdings, which detracted from the most recent short-term performance.  The exposure to managed futures, which have generally not had a favorable environment through 2012, was the primary source of lackluster returns.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM Non Traditional Fund – Institutional Class Shares	-0.59%	0.70%	3.32%
Barclays Capital Global Aggregate Index1	-0.06%	n/a	n/a
S&P Global Broad Market Index1	0.67%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the

preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM Non Traditional Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 2.80%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index	669	$84,782

Total Exchange Traded Products (Cost $86,136)			84,782

OPEN-END FUNDS - 93.91%
* Altegris Managed Futures Strategy Fund		118,189	1,107,431
Merk Hard Currency Fund		89,249	1,085,268
The Merger Fund		40,544	645,866

Total Open-End Funds (Cost $2,827,008)			2,838,565

SHORT-TERM INVESTMENT - 2.77%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		83,647

Total Short-Term Investment (Cost $83,647)			83,647

Total Value of Investments (Cost $2,996,791) - 99.48%			$3,006,994

Other Assets Less Liabilities - 0.52%			15,701

Net Assets - 100%			$3,022,695

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	2.80%	$84,782
Open-End Funds	93.91%	2,838,565
Short-Term Investment	2.77%	83,647
Total	99.48%	$3,006,994

See Notes to Financial Statements

ISM Non Traditional Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $2,996,791)	$3,006,994
Receivables:
Fund shares sold	51,947
Dividends and interest	6

Total assets	3,058,947

Liabilities:
Payables:
Investments purchased	35,013
Accrued expenses	1,239

Total liabilities	36,252

Net Assets	$3,022,695

Net Assets Consist of:
Capital	$3,013,907
Accumulated net investment loss	(1,415)
Undistributed net realized gain on investments	-
Net unrealized appreciation on investments	10,203

Total Net Assets	$3,022,695

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	304,550
Net Assets	3,018,099
Net Asset Value, Offering Price and Redemption Price Per Share	$9.91

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	459
Net Assets	4,596
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.01

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM Non Traditional Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$7

Total Income	7

Expenses:
Advisory fees (note 2)	882
Administration fees (note 2)	536
Distribution and service fees - Advisor Class Shares (note 3)	4

Total Expenses	1,422

Net Expenses	1,422

Net Investment Loss	(1,415)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	10,203

Realized and Unrealized Gain on Investments	10,203

Net Increase in Net Assets Resulting from Operations	$8,788

See Notes to Financial Statements

ISM Non Traditional Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment loss		$(1,415)
Net realized gain from investment transactions		-
Change in unrealized appreciation on investments		10,203

Net Increase in Net Assets Resulting from Operations		8,788

Capital Share Transactions:
Shares sold		3,014,644
Reinvested dividends and distributions		-
Shares repurchased		(737)

Increase from Capital Share Transactions		3,013,907

Net Increase in Net Assets		3,022,695

Net Assets:
Beginning of Period		-
End of Period		$3,022,695

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	304,624	$3,010,061
Reinvested dividends and distributions	-	-
Shares repurchased	(74)	(737)
Net Increase in Capital Shares	304,550	$3,009,324
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	304,550	$3,009,324

Advisor Class Shares	Shares	Amount
Shares sold	459	$4,583
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	459	$4,583
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	459	$4,583

See Notes to Financial Statements

ISM Non Traditional Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	-
Net realized and unrealized loss on securities	(0.09)

Total from Investment Operations	(0.09)

Net Asset Value, End of Period	$9.91

Total Return (c)(d)	(0.90)%

Net Assets, End of Period (in thousands)	$3,018

Average Net Assets for the Period (in thousands)	$1,033

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(0.70)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

	(Continued)

ISM Non Traditional Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.02

Total from Investment Operations	0.01

Net Asset Value, End of Period	$10.01

Total Return (c)(d)	0.10%

Net Assets, End of Period (in thousands)	$5

Average Net Assets for the Period (in thousands)	$2

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(1.70)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM Non Traditional Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Non Traditional Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to achieve total return through a combination of capital appreciation and current income.  The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of total return by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds will utilize alternative, or non-traditional, investment strategies and asset classes.  Long/short and market neutral strategies are examples of alternative investment strategies.  The Portfolio Funds’ investments may consist of equity securities (common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants) and fixed income securities (bonds, corporate debt securities, convertible securities, and government securities).  The Portfolio Funds may also make investments that derive their value from commodities and real estate.

The Fund will not be limited in its investments by market capitalization or sector criteria, and while the Fund will not directly invest in foreign securities, the Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets.  The Portfolio Funds may invest in fixed income securities of any maturity and any credit rating, including junk bonds and unrated bonds.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of the management team, historical statistics, and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while providing a low correlation with global equity markets as measured by the S&P Global Broad Market Index.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  The Advisor also may sell a Portfolio Fund if there has been a change in management or unexplained deviation in strategy.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for

(Continued)

ISM Non Traditional Fund

Notes to Financial Statements
(Unaudited)

which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$84,782	$84,782	$-	$-
Open-End Funds	2,838,565	2,838,565	-	-
Short-Term Investment	83,647	83,647	-	-
Total	$3,006,994	$3,006,994	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

ISM Non Traditional Fund

Notes to Financial Statements
(Unaudited)

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $882.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $536 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

ISM Non Traditional Fund

Notes to Financial Statements
(Unaudited)

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, $4 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$2,913,144	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

ISM Non Traditional Fund

Notes to Financial Statements
(Unaudited)

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$83,647

Unrealized Appreciation	$11,557
Unrealized Depreciation	(1,354)
Net Unrealized Appreciation	$10,203

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

ISM Non Traditional Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Non Traditional Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 991.00	$1.36
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,001.00	$3.08
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The

(Continued)

ISM Non Traditional Fund

Additional Information
(Unaudited)

Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to

(Continued)

ISM Non Traditional Fund

Additional Information
(Unaudited)

broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM Non Traditional Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:

ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM High Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM High Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM High Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM High Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM High Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Corporate Debt Securities Risk, Mortgage- and Asset-Backed Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM High Income Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM High Income Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares underperformed the Barclays Global High Yield Index by 2.45% with a return since inception on September 20, 2012 of     -0.70% relative to a gain of 1.75% for the Index.  The majority of the short-term underperformance can be attributed to a holding that is not categorized as traditional high yield.  The PowerShares S&P 500 Buy/Write ETF was included as an income producing holding, but a decline in the S&P 500 degraded the performance of the ISM High Income Fund.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM High Income Fund – Institutional Class Shares	0.17%	0.70%	1.96%

Barclays Capital Global High-Yield Index1	4.05%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the

preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM High Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

OPEN-END FUNDS - 77.56%
Ivy High Income Fund		81,753	$700,621
John Hancock Funds III - Core High Yield Fund		64,860	695,295
Nuveen High Income Bond Fund		77,334	696,784
Touchstone High Yield Fund		76,684	700,125

Total Open-End Funds (Cost $2,790,106)			2,792,825

EXCHANGE TRADED PRODUCT - 19.10%
PowerShares S&P 500 BuyWrite Portfolio		33,898	687,791

Total Exchange Traded Product (Cost $695,756)			687,791

SHORT-TERM INVESTMENT - 2.33%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		83,850

Total Short-Term Investment (Cost $83,850)			83,850

Total Value of Investments (Cost $3,569,712) - 98.99%			$3,564,466

Other Assets Less Liabilities - 1.01%			36,297

Net Assets - 100%			$3,600,763

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Open-End Funds	77.56%	2,792,825
Exchange Traded Product	19.10%	687,791
Short-Term Investment	2.33%	83,850
Total	98.99%	$3,564,466

See Notes to Financial Statements

ISM High Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $3,569,712)	$3,564,466
Receivables:
Fund shares sold	51,037
Dividends and interest	12

Total assets	3,615,515

Liabilities:
Payables:
Investments purchased	13,196
Accrued expenses	1,435
Disbursements in excess of cash on demand deposit	121

Total liabilities	14,752

Net Assets	$3,600,763

Net Assets Consist of:
Capital	$3,600,158
Undistributed net investment income	6,197
Accumulated net realized loss on investments	(346)
Net unrealized depreciation on investments	(5,246)

Total Net Assets	$3,600,763

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	362,373
Net Assets	3,600,663
Net Asset Value, Offering Price and Redemption Price Per Share	$9.94

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	10
Net Assets	100
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.03

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM High Income Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$7,929

Total Income	7,929

Expenses:
Advisory fees (note 2)	978
Administration fees (note 2)	622

Total Expenses	1,600

Net Expenses	1,600

Net Investment Income	6,329

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(346)
Change in unrealized depreciation on investments	(5,246)

Realized and Unrealized Loss on Investments	(5,592)

Net Increase in Net Assets Resulting from Operations	$737

See Notes to Financial Statements

ISM High Income Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment income		$6,329
Net realized loss from investment transactions		(346)
Change in unrealized depreciation on investments		(5,246)

Net Increase in Net Assets Resulting from Operations		737

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares		(132)

Decrease in Net Assets Resulting from Distributions		(132)

Capital Share Transactions:
Shares sold		3,602,341
Reinvested dividends and distributions		11
Shares repurchased		(2,194)

Increase from Capital Share Transactions		3,600,158

Net Increase in Net Assets		3,600,763

Net Assets:
Beginning of Period		-
End of Period		$3,600,763

Undistributed Net Investment Income		$6,197

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	362,594	$3,602,241
Reinvested dividends and distributions	1	11
Shares repurchased	(222)	(2,194)
Net Increase in Capital Shares	362,373	$3,600,058
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	362,373	$3,600,058

Advisor Class Shares	Shares	Amount
Shares sold	10	$100
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	10	$100
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	10	$100

See Notes to Financial Statements

ISM High Income Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.02
Net realized and unrealized loss on securities	(0.08)

Total from Investment Operations	(0.06)

Less Distributions:
Dividends (from net investment income)	(0.00)	(g)

Total Distributions	(0.00)

Net Asset Value, End of Period	$9.94

Total Return (c)(d)	(0.60)%

Net Assets, End of Period (in thousands)	$3,601

Average Net Assets for the Period (in thousands)	$1,167

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	2.79%	(a)

Portfolio turnover rate	11.54%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.

	(Continued)

ISM High Income Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.04
Net realized and unrealized loss on securities	(0.01)

Total from Investment Operations	0.03

Less Distributions:
Dividends (from net investment income)	-

Total Distributions	-

Net Asset Value, End of Period	$10.03

Total Return (c)(d)	0.30%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	2.50%	(a)

Portfolio turnover rate	11.54%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM High Income Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM High Income Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to achieve current income and real return.  The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of current income and real return by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments will consist of fixed income securities, including bonds, corporate debt securities, and government securities.  Such investments will frequently include junk bonds, emerging market debt, and mortgage- and asset-backed securities.  The Portfolio Funds may invest in fixed income securities of any maturity and any credit rating.  The average portfolio duration of the Portfolio Funds will vary.  The Fund will not be limited in its investments by sector criteria.  While the Fund will not directly invest in foreign securities, the Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of current income and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective with a goal of exceeding the return of the Barclays Global High Yield Index.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ISM High Income Fund

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$2,792,825	$2,792,825	$-	$-
Exchange Traded Product	687,791	687,791
Short-Term Investment	83,850	83,850	-	-
Total	$3,564,466	$3,564,466	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

ISM High Income Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $978.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $622 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

ISM High Income Fund

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, no fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$3,612,155	$125,948

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

ISM High Income Fund

Notes to Financial Statements
(Unaudited)

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$3,569,712

Unrealized Appreciation	$3,483
Unrealized Depreciation	(8,729)
Net Unrealized Depreciation	(5,246)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

ISM High Income Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM High Income Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 994.00	$1.36
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,003.00	$3.08
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The

(Continued)

ISM High Income Fund

Additional Information
(Unaudited)

Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the  Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to

(Continued)

ISM High Income Fund

Additional Information
(Unaudited)

broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM High Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Strategic Equity Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Strategic Equity Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Strategic Equity Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Strategic Equity Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Strategic Equity Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Strategic Equity Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Strategic Equity Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares outperformed the S&P Global Broad Market Index (the S&P BMI) by 0.47% with a return since inception on September 20, 2012 of        -1.20% compared to -1.67% for the S&P BMI.   The Fund has core exposure to the S&P 500 and large cap growth asset categories, which saw a pullback in the most recent months.  The global exposure, relatively low cost, and a 10% weighting of short-term cash helped to provide outperformance versus the benchmark index.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM Strategic Equity Fund – Institutional Class Shares	0.55%	0.70%	1.38%

S&P Global Broad Market Index1	0.67%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the

preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM Strategic Equity Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 90.17%
iShares Core S&P 500 ETF		2,215	$316,103
iShares MSCI BRIC Index Fund		819	31,343
iShares MSCI EAFE Growth Index		1,546	90,688
iShares MSCI EAFE Value Index		679	31,920
iShares MSCI Emerging Markets Index Fund		758	31,673
iShares MSCI EMU Index Fund		1,016	32,380
iShares Russell 1000 Value Index Fund		1,750	125,562
iShares Russell 1000 Growth Index Fund		4,844	319,123
iShares Russell 2000 Value Index Fund		1,961	143,545
iShares Russell 2000 Growth Index Fund		333	31,139
iShares Russell Microcap Index Fund		618	31,586
iShares Russell Midcap Growth Index Fund		3,448	214,121
iShares Russell Midcap Value Index Fund		639	31,503

Total Exchange Traded Products (Cost $1,416,568)			1,430,686

SHORT-TERM INVESTMENT - 10.73%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		170,191

Total Short-Term Investment (Cost $170,191)			170,191

Total Value of Investments (Cost $1,586,759) - 100.90%			$1,600,877

Liabilities in Excess of Other Assets - (0.90)%			(14,312)

Net Assets - 100%			$1,586,565

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	90.17%	$1,430,686
Short-Term Investment	10.73%	170,191
Total	100.90%	$1,600,877

See Notes to Financial Statements

ISM Strategic Equity Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $1,586,759)	$1,600,877
Receivables:
Fund shares sold	33,139
Dividends and interest	17

Total assets	1,634,033

Liabilities:
Payables:
Investments purchased	46,767
Accrued expenses	701

Total liabilities	47,468

Net Assets	$1,586,565

Net Assets Consist of:
Capital	$1,573,264
Accumulated net investment loss	(817)
Net unrealized appreciation on investments	14,118

Total Net Assets	$1,586,565

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	159,983
Net Assets	1,580,794
Net Asset Value, Offering Price and Redemption Price Per Share	$9.88

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	573
Net Assets	5,771
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.08

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM Strategic Equity Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$59

Total Income	59

Expenses:
Advisory fees (note 2)	543
Administration fees (note 2)	328
Distribution and service fees - Advisor Class Shares (note 3)	5

Total Expenses	876

Net Expenses	876

Net Investment Loss	(817)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	14,118

Realized and Unrealized Gain on Investments	14,118

Net Increase in Net Assets Resulting from Operations	$13,301

See Notes to Financial Statements

ISM Strategic Equity Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment loss		$(817)
Change in unrealized appreciation on investments		14,118

Net Increase in Net Assets Resulting from Operations		13,301

Capital Share Transactions:
Shares sold		1,574,803
Reinvested dividends and distributions		-
Shares repurchased		(1,539)

Increase from Capital Share Transactions		1,573,264

Net Increase in Net Assets		1,586,565

Net Assets:
Beginning of Period		-
End of Period		$1,586,565

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	160,140	$1,569,097
Reinvested dividends and distributions	-	-
Shares repurchased	(157)	(1,539)
Net Increase in Capital Shares	159,983	$1,567,558
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	159,983	$1,567,558

Advisor Class Shares	Shares	Amount
Shares sold	573	$5,705
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	573	$5,705
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	573	$5,705

See Notes to Financial Statements

ISM Strategic Equity Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income loss	(0.01)
Net realized and unrealized loss on securities	(0.11)

Total from Investment Operations	(0.12)

Net Asset Value, End of Period	$9.88

Total Return (c)(d)	(1.20)%

Net Assets, End of Period (in thousands)	$1,581

Average Net Assets for the Period (in thousands)	$639

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(0.65)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

	(Continued)

ISM Strategic Equity Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.09

Total from Investment Operations	0.08

Net Asset Value, End of Period	$10.08

Total Return (c)(d)	0.80%

Net Assets, End of Period (in thousands)	$6

Average Net Assets for the Period (in thousands)	$3

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(1.69)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM Strategic Equity Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Strategic Equity Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to seek capital appreciation.  The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments will consist of equity securities, including common stock, preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  Under normal circumstances, at least 80% of the Fund’s net assets will be invested in Portfolio Funds that invest in equity securities.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Fund will not be limited in its investments by market capitalization or sector criteria.  While the Fund will not directly invest in foreign securities, the Portfolio Funds in which it invests may invest in foreign securities, including foreign securities in emerging markets.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment based upon their ability to provide exposure to the global equity market as measured by the S&P Global Broad Market Index.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective with volatility equal to or less than the S&P Global Broad Market Index.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

(Continued)

ISM Strategic Equity Fund

Notes to Financial Statements
(Unaudited)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$1,430,686	$1,430,686	$-	$-
Short-Term Investment	170,191	170,191	-	-
Total	$1,600,877	$1,600,877	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date

(Continued)

ISM Strategic Equity Fund

Notes to Financial Statements
(Unaudited)

of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $543.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $328 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

ISM Strategic Equity Fund

Notes to Financial Statements
(Unaudited)

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, $5 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$1,416,568	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$1,586,759

Unrealized Appreciation	$14,497
Unrealized Depreciation	(379)
Net Unrealized Appreciation	14,118

(Continued)

ISM Strategic Equity Fund

Notes to Financial Statements
(Unaudited)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ISM Strategic Equity Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Strategic Equity Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 988.00	$1.35
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,008.00	$3.09
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The

(Continued)

ISM Strategic Equity Fund

Additional Information
(Unaudited)

Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the  Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to

(Continued)

ISM Strategic Equity Fund

Additional Information
(Unaudited)

broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM Strategic Equity Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Strategic Fixed Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Strategic Fixed Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Strategic Fixed Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Strategic Fixed Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Strategic Fixed Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Strategic Fixed Income Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Strategic Fixed Income Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares underperformed the Barclays Global Aggregate Index by 0.39% with a return since inception on September 20, 2012 of     -0.28% relative to a gain of 0.11% for the Index.  The largest holdings in the allocation are international treasuries and TIPs.  In the most recent months, these holdings have not had stellar returns, but help to mitigate the interest rate and currency risk that we see present in the fixed income space.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM Strategic Fixed Income Fund – Institutional Class Shares	-0.41%	0.70%	1.42%

Barclays Capital Global Aggregate Index1	-0.06%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the

preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM Strategic Fixed Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 94.09%
iShares Barclays Agency Bond Fund		10,045	$1,141,614
iShares Barclays Credit Bond Fund		3,333	381,328
iShares Barclays Government/Credit Bond Fund		3,284	381,634
iShares Barclays MBS Bond Fund		3,505	379,732
iShares Barclays TIPS Bond Fund		15,610	1,918,625
iShares Floating Rate Note Fund		7,554	381,553
iShares iBoxx $ High Yield Corporate Bond Fund		4,120	383,366
iShares JPMorgan USD Emerging Markets Bond Fund		3,134	384,542
iShares S&P/Citigroup International Treasury Bond Fund		18,581	1,913,843

Total Exchange Traded Products (Cost $7,243,467)			7,266,237

SHORT-TERM INVESTMENT - 4.13%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		319,138

Total Short-Term Investment (Cost $319,138)			319,138

Total Value of Investments (Cost $7,562,605) - 98.22%			$7,585,375

Other Assets Less Liabilities - 1.78%			137,075

Net Assets - 100%			$7,722,450

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	94.09%	$7,266,237
Short-Term Investment	4.13%	319,138
Total	98.22%	$7,585,375

See Notes to Financial Statements

ISM Strategic Fixed Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $7,562,605)	$7,585,375
Receivables:
Fund shares sold	141,482
Dividends and interest	76

Total assets	7,726,933

Liabilities:
Accrued expenses	3,257
Disbursements in excess of cash on demand deposit	1,226

Total liabilities	4,483

Net Assets	$7,722,450

Net Assets Consist of:
Capital	$7,699,846
Accumulated net investment loss	(166)
Undistributed net realized gain on investments	-
Net unrealized appreciation on investments	22,770

Total Net Assets	$7,722,450

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	771,032
Net Assets	7,688,765
Net Asset Value, Offering Price and Redemption Price Per Share	$9.97

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	3,353
Net Assets	33,685
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.05

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM Strategic Fixed Income Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$4,967

Total Income	4,967

Expenses:
Advisory fees (note 2)	2,327
Administration fees (note 2)	1,431
Distribution and service fees - Advisor Class Shares (note 3)	28

Total Expenses	3,786

Net Expenses	3,786

Net Investment Income	1,181

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	22,770

Realized and Unrealized Gain on Investments	22,770

Net Increase in Net Assets Resulting from Operations	$23,951

See Notes to Financial Statements

ISM Strategic Fixed Income Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment income		$1,181
Net realized gain from investment transactions		-
Change in unrealized appreciation on investments		22,770

Net Increase in Net Assets Resulting from Operations		23,951

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares		(1,347)

Decrease in Net Assets Resulting from Distributions		(1,347)

Capital Share Transactions:
Shares sold		7,705,756
Reinvested dividends and distributions		122
Shares repurchased		(6,032)

Increase from Capital Share Transactions		7,699,846

Net Increase in Net Assets		7,722,450

Net Assets:
Beginning of Period		-
End of Period		$7,722,450

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	771,626	$7,672,028
Reinvested dividends and distributions	12	122
Shares repurchased	(606)	(6,032)
Net Increase in Capital Shares	771,032	$7,666,118
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	771,032	$7,666,118

Advisor Class Shares	Shares	Amount
Shares sold	3,353	$33,728
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	3,353	$33,728
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	3,353	$33,728

See Notes to Financial Statements

ISM Strategic Fixed Income Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.00	(g)
Net realized and unrealized loss on securities	(0.03)

Total from Investment Operations	(0.03)

Less Distributions:
Dividends (from net investment income)	(0.00)	(g)

Total Distributions	(0.00)	(g)

Net Asset Value, End of Period	$9.97

Total Return (c)(d)	(0.28)%

Net Assets, End of Period (in thousands)	$7,689

Average Net Assets for the Period (in thousands)	$2,765

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	0.22%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.

	(Continued)

ISM Strategic Fixed Income Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	-
Net realized and unrealized gain on securities	0.05

Total from Investment Operations	0.05

Less Distributions:
Dividends (from net investment income)	-

Total Distributions	-

Net Asset Value, End of Period	$10.05

Total Return (c)(d)	0.50%

Net Assets, End of Period (in thousands)	$34

Average Net Assets for the Period (in thousands)	$16

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	0.42%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM Strategic Fixed Income Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Strategic Fixed Income Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to seek total return with an emphasis on current income.  The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of total return by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments will consist of fixed income securities, including bonds, corporate debt securities, convertible securities, Treasury Inflation-Protected Securities (TIPS), and other treasuries and government securities.  Under normal circumstances, at least 80% of the Fund’s net assets will be invested in Portfolio Funds that invest in fixed income securities.  Shareholders will be provided with at least 60 days’ prior notice of any change in this policy.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment based upon their ability to provide exposure to the global fixed income market as characterized by the Barclays Capital Global Aggregate Index.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective with volatility equal to or less than the Barclays Capital Global Aggregate Index.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

(Continued)

ISM Strategic Fixed Income Fund

Notes to Financial Statements
(Unaudited)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$7,266,237	$7,266,237	$-	$-
Short-Term Investment	319,138	319,138	-	-
Total	$7,585,375	$7,585,375	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

ISM Strategic Fixed Income Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $2,327.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $1,431 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

(Continued)

ISM Strategic Fixed Income Fund

Notes to Financial Statements
(Unaudited)

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, $28 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$7,243,467	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$7,562,605

Unrealized Appreciation	$25,454
Unrealized Depreciation	(2,684)
Net Unrealized Appreciation	$22,770

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

ISM Strategic Fixed Income Fund

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ISM Strategic Fixed Income Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Strategic Fixed Income Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 997.20	$1.36
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,005.00	$3.08
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing

(Continued)

ISM Strategic Fixed Income Fund

Additional Information
(Unaudited)

efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the  Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to

(Continued)

ISM Strategic Fixed Income Fund

Additional Information
(Unaudited)

broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM Strategic Fixed Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina, 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Global Alpha Tactical Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Global Alpha Tactical Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Global Alpha Tactical Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Global Alpha Tactical Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Global Alpha Tactical Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Quantitative Model Risk, Foreign Securities and Emerging Markets Risk, Sector Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Global Alpha Tactical Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Global Alpha Tactical Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares outperformed the S&P Global Broad Market Index (the S&P BMI) by 0.47% with a return since inception on September 20, 2012 of -1.20%.  The fund performance was helped by a defensive cash position during part of the fourth quarter as US equity markets stalled.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM Global Alpha Tactical Fund – Institutional Class Shares	0.61%	0.70%	1.58%

S&P Global Broad Market Index1	0.67%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM Global Alpha Tactical Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 95.41%
iShares Barclays Short Treasury Bond Fund		20	$2,204
iShares Dow Jones US Basic Materials Sector Index Fund		21	1,409
iShares Dow Jones US Consumer Goods Sector Index Fund		18	1,376
iShares Dow Jones US Consumer Services Sector Index Fund		16	1,400
iShares Dow Jones US Financial Sector Index Fund		23	1,355
iShares Dow Jones US Healthcare Sector Index Fund		16	1,347
iShares MSCI EAFE Index Fund		21	1,157
iShares MSCI Emerging Markets Index Fund		28	1,170

Total Exchange Traded Products (Cost $11,315)			11,418

SHORT-TERM INVESTMENT - 4.65%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		557

Total Short-Term Investment (Cost $557)			557

Total Value of Investments (Cost $11,872) - 100.06%			$11,975

Liabilities in Excess of Other Assets - (0.06)%			(7)

Net Assets - 100%			$11,968

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	95.41%	$11,418
Short-Term Investment	4.65%	557
Total	100.06%	$11,975

See Notes to Financial Statements

ISM Global Alpha Tactical Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $11,872)	$11,975

Total assets	11,975

Liabilities:
Accrued expenses	7

Total liabilities	7

Net Assets	$11,968

Net Assets Consist of:
Capital	$12,100
Undistributed net investment income	9
Accumulated net realized loss on investments	(244)
Net unrealized appreciation on investments	103

Total Net Assets	$11,968

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	1,202
Net Assets	11,868
Net Asset Value, Offering Price and Redemption Price Per Share	$9.88

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	10
Net Assets	100
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.04

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM Global Alpha Tactical Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$25

Total Income	25

Expenses:
Advisory fees (note 2)	10
Administration fees (note 2)	6

Total Expenses	16

Net Expenses	16

Net Investment Income	9

Realized and Unrealized Loss on Investments:

Net realized loss from investment transactions	(244)
Change in unrealized appreciation on investments	103

Realized and Unrealized Loss on Investments	(141)

Net Decrease in Net Assets Resulting from Operations	$(132)

See Notes to Financial Statements

ISM Global Alpha Tactical Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment income		$9
Net realized gain from investment transactions		(244)
Change in unrealized appreciation on investments		103

Net Decrease in Net Assets Resulting from Operations		(132)

Capital Share Transactions:
Shares sold		12,100
Reinvested dividends and distributions		-
Shares repurchased		-

Increase from Capital Share Transactions		12,100

Net Increase in Net Assets		11,968

Net Assets:
Beginning of Period		-
End of Period		$11,968

Undistributed Net Investment Income		$9

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	1,202	$12,000
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	1,202	$12,000
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	1,202	$12,000

Advisor Class Shares	Shares	Amount
Shares sold	10	$100
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	10	$100
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	10	$100

See Notes to Financial Statements

ISM Global Alpha Tactical Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.01
Net realized and unrealized loss on securities	(0.13)

Total from Investment Operations	(0.12)

Net Asset Value, End of Period	$9.88

Total Return (c)(d)	(1.20)%

Net Assets, End of Period (in thousands)	$12

Average Net Assets for the Period (in thousands)	$12

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	0.43%	(a)

Portfolio turnover rate	85.92%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

	(Continued)

ISM Global Alpha Tactical Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.03)
Net realized and unrealized gain on securities	0.07

Total from Investment Operations	0.04

Net Asset Value, End of Period	$10.04

Total Return (c)(d)	0.40%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(1.70)%	(a)

Portfolio turnover rate	85.92%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM Global Alpha Tactical Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Global Alpha Tactical Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to seek capital appreciation.  The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of capital appreciation by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in (i) Portfolio Funds that are designed to track particular market sectors, including both domestic and foreign equities markets, and (ii) cash or cash equivalents. The Portfolio Funds’ investments will consist of equity securities, including common stock, preferred stock, convertible preferred stock, convertible bonds, and warrants.  The Fund will not be limited in its investments by market capitalization, and while the Fund will not directly invest in foreign securities, the Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor selects Portfolio Funds for investment based on a proprietary, quantitatively driven asset allocation model.  The model allocates the Fund’s assets among domestic and foreign market sectors by analyzing price movements, historical prices, volatility, and other data.  If a sector is forecast to have negative returns, then exposure to that sector is eliminated from the portfolio and Fund assets are allocated to cash and cash equivalents instead.  The Advisor will seek to construct portfolios that outperform the S&P Global Broad Market Index.  Unless forecasted to have a negative return, at least 15% of Fund assets will be allocated to foreign markets.  The Advisor will make decisions to sell a Portfolio Fund based on the Fund’s asset allocation model or if the Fund’s portfolio needs to be rebalanced.  As a result of the Fund’s tactical strategy, it may engage in active and frequent trading and have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ISM Global Alpha Tactical Fund

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$11,418	$11,418	$-	$-
Short-Term Investment	557	11,975	-	-
Total	$11,975	$11,418	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

ISM Global Alpha Tactical Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $10.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $6 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

ISM Global Alpha Tactical Fund

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, no fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$18,407	$6,847

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

ISM Global Alpha Tactical Fund

Notes to Financial Statements
(Unaudited)

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$11,872

Unrealized Appreciation	$110
Unrealized Depreciation	(8)
Net Unrealized Appreciation	102

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

A Special Meeting of Shareholders was held on January 28, 2013.  The purpose of the meeting was to vote on proposed amendments to the Investment Advisory Agreement that raise the Fund’s management fee from 0.45% to 1.00% of average daily net assets.  This proposal was approved by shareholders and the new management fee took effect on January 29, 2013.

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

(Continued)

ISM Global Alpha Tactical Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Global Alpha Tactical Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 988.00	$1.35
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,004.00	$3.08
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  At a meeting on October 25, 2012, the Board of Trustees then considered whether to approve amendments to the agreement that would increase the management fee, subject to shareholder approval.  In considering whether to approve the Investment Advisory Agreement each time, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

Approval of Investment Advisory Agreement on May 29, 2012

At the meeting on May 29, 2012, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

1.
The nature, extent, and quality of the services provided by the Advisor.  In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.

(Continued)

ISM Global Alpha Tactical Fund

Additional Information
(Unaudited)

The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

2.
Investment performance of the Advisor.  In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

3.
Costs of the services to be provided and profits to be realized by the Advisor.  In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.

The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(Continued)

ISM Global Alpha Tactical Fund

Additional Information
(Unaudited)

4.
Extent to which economies of scale would be realized as the Fund grows.  In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

5.
Practices regarding brokerage and portfolio transactions.  In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

6.
Practices regarding conflicts of interest. In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

Approval of Investment Advisory Agreement on October 25, 2012

At the meeting on October 25, 2012, the Trustees reviewed various informational materials, including, but not limited to: the current Investment Advisory Agreement and the proposed Investment Advisory Agreement as amended; a memorandum from the Advisor to the Trustees explaining the rationale for the proposed changes to the current Investment Advisory Agreement; and a memorandum from the Funds’ legal counsel explaining the duties of the Trustees in reviewing the proposed changes Investment Advisory Agreement.  The memorandum from the Advisor to the Trustees contained information about the advisory firm and its business, finances, personnel, services to the Fund, investment advice, fees, and compliance program.  The memorandum also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The memorandum from the Advisor also presented the advisor’s rationale for the proposed increase in the Fund’s management fee.

The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the proposed Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Proposed Investment Advisory Agreement for the Fund.

(Continued)

ISM Global Alpha Tactical Fund

Additional Information
(Unaudited)

1.
The nature, extent, and quality of the services provided by the Advisor.  In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the current Investment Advisory Agreement, as well as the nature, extent, and quality of the services provided by the Advisor to the Fund under the proposed Investment Advisory Agreement.  In that regard, the Trustees reviewed the services being provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services since the inception of the Fund (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives and limitations of the Fund; its coordination of services for the Fund among their respective service providers; and its efforts to promote the Fund, grow the assets of the Fund, and otherwise assist in the distribution of the Fund’s shares.

 The Trustees noted that the Advisor seeks to achieve the investment objective of the Fund by selecting no-load, institutional, and exchange-traded funds for investment with a proprietary screening process. The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of assets of the Fund, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund are employees of the Advisor and serve without additional compensation from the Fund.

The Trustees then discussed the specific expenses that the Advisor failed to account for when it proposed the current management fees for the Fund.  In particular, the Trustees considered the representation of the Advisor that it had failed to account for the cost of the research and other services provided by F-Squared Investments, an investment model manager that the Advisor utilizes to manage the Fund’s portfolio.  More specifically, the Advisor mistakenly believed that the costs of the services provided by F-Squared Investments would fall into the other fund expense categories and would not be directly borne by the Advisor from the management fee for the Fund.

The Advisor explained that the services provided by F-Squared Investments were essential to FolioMetrix in managing the Fund.  The Advisor further represented to the Trustees that, while the Advisor may be able to obtain services similar to those provided by F-Squared Investments from another vendor, the cost of such services would be comparable or greater than the cost of the services currently provided by F-Squared.  Thus, the ability of the Advisor to effectively pursue the investment strategy for the Fund would be significantly impaired if it could not rely on the services provided by F-Squared Investments.  At the same time, the Advisor represented that the current arrangement was not sustainable and that the Advisor could not continue to pay F-Squared Investments for its services from the current management fee and still earn a reasonable profit.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.  More specifically, the Trustees noted that the nature, extent, and quality of the services provided by the Advisor to the Fund had changed little from the information the Trustees previously considered during the meeting on May 29, 2012.

2.
Investment performance of the Fund and the Advisor.  In considering the investment performance of the Fund and Advisor, the Trustees noted that the Fund had only recently commenced operations and consequently had almost no performance history.  Thus, the ability of the Trustees to consider the investment performance of the Fund was limited.  Rather, the Trustees noted that, given the limited amount of time that had passed since the meeting on May 29, 2012, they previously had considered the performance of the Advisor in pursuing investment strategies similar to those of the Fund in connection with the Trustees’ consideration of the current Advisory Agreement and determined at that time that the performance of the Advisor was satisfactory.  Thus, after considering the foregoing information and such other factors as the Trustees deemed appropriate, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

(Continued)

ISM Global Alpha Tactical Fund

Additional Information
(Unaudited)

3.
Costs of the services to be provided and profits to be realized by the Advisor.  In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any indirect benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the current management fee for each the Fund is 0.45% of average daily new assets.  The Trustees also noted that under the proposed amendments to the Investment Advisory Agreement, the management fee for the Fund would be increased to 1.00% of average daily net assets.

The Trustees noted that the Advisor believed the current management fee would not be adequate to support the services it provided to the Fund.  The Trustees further noted that the Advisor represented that, when it had proposed the original 0.45% management fee rate, the Advisor had failed to correctly consider the manner in which the services provided by F-Squared Investment would be paid.  In particular, the Advisor failed to understand that the costs of the services provided by F-Squared would be borne by the Advisor from the 0.45% management fee.  Thus, when the Trustees originally considered the profitability of the Advisor during the meeting on May 29, 2012, the analysis of the Board did not fully contemplate the true costs of the Advisor in providing the management services contemplated by the current Investment Advisory Agreement.  If the Advisor had correctly understood the allocation of the costs associated with the services provided by F-Squared Investments, it would not have proposed the 0.45% management fee.

The Advisor then represented to the Board that it estimated that the true cost of the services provided by F-Squared Investments would amount to 0.60% of average daily net assets.  Thus, the true costs of providing the management services to the Fund amounted to 1.05% of average daily net assets (0.45% plus 0.60%).  The Trustees noted that, based on the representations of the Advisor, the Advisor was absorbing a portion of the expenses associated F-Squared Investments, thereby effectively reducing the anticipated profitability of the Advisor in managing the Fund as considered by the Board of Trustees during the meeting on May 29, 2012.  As a result, despite the fact that the rate of the management fee is increasing the relative profitability of the Advisor in providing the services to the Fund actually was slightly less than originally presented to the Board of Trustees during the meeting on May 29, 2012.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees also noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of the Fund, the nature of its investment strategy, and its style of investment management, among other factors.  It was noted that the proposed management fee and expense ratio under the proposed amendments to the Investment Advisory Agreement would both be higher than some of the comparable funds and lower than others.  It was noted that the proposed management fee and expense ratio would be higher than the peer group average.  The Trustees pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

4.
Extent to which economies of scale would be realized as the Fund grows.  The Trustees reviewed the Fund’s fee arrangements with the Advisor in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees noted that the Fund had only recently commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale.  The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale as the Fund grows.  The Trustees determined that the maximum management fee would stay

(Continued)

ISM Global Alpha Tactical Fund

Additional Information
(Unaudited)

the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund’s administrator since it utilized breakpoints.  The Trustees also noted that the Advisor was contractually bound to make payments to the Fund’s administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees determined that these arrangements provided potential savings for the benefit of the Fund’s investors.

Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

5.
Practices regarding brokerage and portfolio transactions.  In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

6.
Practices regarding conflicts of interest.  In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed amendments to the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, approved the proposed amendments to the Investment Advisory Agreement and voted to recommend it to the shareholders of the Fund for approval.

ISM Global Alpha Tactical Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Tax Free Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Tax Free Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Tax Free Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Tax Free Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Tax Free Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Fixed Income Risk, Municipal Securities Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Sector Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Tax Free Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Tax Free Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares underperformed the S&P Municipal Bond Index by 0.80% with a return since inception on September 20, 2012 of 1.84%.  The fund had a slightly defensive position with shorter portfolio duration relative to the index which contributed to the short term underperformance.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM Tax Free Fund – Institutional Class Shares	0.42%	0.70%	1.81%

S&P Municipal Bond Index1	1.27%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM Tax Free Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 7.97%
iShares S&P National Municipal Bond Fund		632	$72,093
iShares S&P Short Term National AMT-Free Municipal Bond Fund		843	90,032

Total Exchange Traded Products (Cost $160,951)			162,125

OPEN-END FUNDS - 86.61%
American Century High-Yield Municipal Fund		6,537	63,667
MFS Municipal High Income Fund		15,130	127,544
Nuveen All-American Municipal Bond Fund		30,249	362,388
Oppenheimer AMT-Free Municipals		8,610	64,142
Oppenheimer Rochester Minnesota Municipal Fund		27,092	361,944
Oppenheimer Rochester National Municipals		8,284	64,286
PIMCO Short Duration Municipal Income Fund		41,864	356,685
Virtus Tax Exempt Bond Fund		30,540	361,288

Total Open-End Funds (Cost $1,741,713)			1,761,944

SHORT-TERM INVESTMENT - 1.93%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		39,163

Total Short-Term Investment (Cost $39,163)			39,163

Total Value of Investments (Cost $1,941,827) - 96.51%			$1,963,232

Other Assets Less Liabilities - 3.49%			71,003

Net Assets - 100%			$2,034,235

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Exchange Traded Products	7.97%	$162,125
Open-End Funds	86.61%	1,761,944
Short-Term Investment	1.93%	39,163
Total	96.51%	$1,963,232

See Notes to Financial Statements

ISM Tax Free Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $1,941,827)	$1,963,232
Receivables:
Fund shares sold	72,783
Dividends and interest	4

Total assets	2,036,019

Liabilities:
Payables:
Accrued expenses	968
Disbursements in excess of cash on demand deposit	816

Total liabilities	1,784

Net Assets	$2,034,235

Net Assets Consist of:
Capital	$2,012,884
Accumulated net investment loss	(54)
Undistributed net realized gain on investments	-
Net unrealized appreciation on investments	21,405

Total Net Assets	$2,034,235

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	195,449
Net Assets	1,988,734
Net Asset Value, Offering Price and Redemption Price Per Share	$10.18

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	4,476
Net Assets	45,501
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.17

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM Tax Free Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$2,009

Total Income	2,009

Expenses:
Advisory fees (note 2)	743
Administration fees (note 2)	449
Distribution and service fees - Advisor Class Shares (note 3)	37

Total Expenses	1,229

Net Expenses	1,229

Net Investment Income	780

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	21,405

Realized and Unrealized Gain on Investments	21,405

Net Increase in Net Assets Resulting from Operations	$22,185

See Notes to Financial Statements

ISM Tax Free Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment income		$780
Net realized gain from investment transactions		-
Change in unrealized appreciation on investments		21,405

Net Increase in Net Assets Resulting from Operations		22,185

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares		(834)

Decrease in Net Assets Resulting from Distributions		(834)

Capital Share Transactions:
Shares sold		2,012,866
Reinvested dividends and distributions		18
Shares repurchased		-

Increase from Capital Share Transactions		2,012,884

Net Increase in Net Assets		2,034,235

Net Assets:
Beginning of Period		-
End of Period		$2,034,235

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	195,447	$1,967,928
Reinvested dividends and distributions	2	18
Shares repurchased	-	-
Net Increase in Capital Shares	195,449	$1,967,946
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	195,449	$1,967,946

Advisor Class Shares	Shares	Amount
Shares sold	4,476	$44,938
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	4,476	$44,938
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	4,476	$44,938

See Notes to Financial Statements

ISM Tax Free Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.00	(g)
Net realized and unrealized gain on securities	0.18

Total from Investment Operations	0.18

Less Distributions:
Dividends (from net investment income)	(0.00)	(g)

Total Distributions	(0.00)	(g)

Net Asset Value, End of Period	$10.18

Total Return (c)(d)	1.84%

Net Assets, End of Period (in thousands)	$1,989

Average Net Assets for the Period (in thousands)	$857

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	0.49%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.

	(Continued)

ISM Tax Free Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	(0.01)
Net realized and unrealized gain (loss) on securities	0.18

Total from Investment Operations	0.17

Less Distributions:
Dividends (from net investment income)	-

Total Distributions	-

Net Asset Value, End of Period	$10.17

Total Return (c)(d)	1.70%

Net Assets, End of Period (in thousands)	$46

Average Net Assets for the Period (in thousands)	$21

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(0.84)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM Tax Free Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Tax Free Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to provide current income that is exempt from federal income tax.  The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of providing current income exempt from federal income tax by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments will consist of municipal bonds.  Under normal circumstances, at least 80% of the Fund’s net assets will be invested in Portfolio Funds that invest in municipal bonds.  This policy is fundamental and can only be changed by shareholder vote.

The Portfolio Funds may invest in municipal bonds of any maturity and any credit rating, including junk bonds and unrated bonds.  The average portfolio duration of the Portfolio Funds will vary.  The Fund will not be limited in its investments by sector criteria.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of credit quality, maturity, yield, and volatility.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while assuming risk that is no greater than the S&P Municipal Bond Index.  In addition, the Advisor will seek to avoid high portfolio turnover in the Fund.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

(Continued)

ISM Tax Free Fund

Notes to Financial Statements
(Unaudited)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange Traded Products	$162,125	$162,125	$-	$-
Open-End Funds	1,761,944	1,761,944	-	-
Short-Term Investment	39,163	39,163	-	-
Total	$1,963,232	$1,963,232	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

ISM Tax Free Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $743.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $449 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

ISM Tax Free Fund

Notes to Financial Statements
(Unaudited)

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, $37 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$1,902,664	$ -

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.
tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$1,941,827

Unrealized Appreciation	$21,405
Unrealized Depreciation	-
Net Unrealized Appreciation	$21,405

(Continued)

ISM Tax Free Fund

Notes to Financial Statements
(Unaudited)

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ISM Tax Free Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Tax Free Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,018.40	$1.37
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,017.00	$3.10
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been

(Continued)

ISM Tax Free Fund

Additional Information
(Unaudited)

responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the  Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was higher than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to

(Continued)

ISM Tax Free Fund

Additional Information
(Unaudited)

broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM Tax Free Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Dividend Income Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Dividend Income Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Dividend Income Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Dividend Income Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Dividend Income Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Dividend Income Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Dividend Income Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares outperformed the S&P Global Broad Market Index (the S&P BMI) by 2.17% with a return since inception on September 20, 2012 of 0.50% compared to -1.67% for the S&P BMI.  The short term outperformance can be attributed to the stock within the acquired funds as well as the 30% international exposure.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM Dividend Income Fund – Institutional Class Shares	2.23%	0.70%	2.19%

S&P Global Broad Market Index1	0.67%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM Dividend Income Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

OPEN-END FUNDS - 96.04%
Forward International Dividend Fund		12,797	$96,109
Forward Large Cap Dividend Fund		20,981	221,554

Total Open-End Funds (Cost $317,570)			317,663

SHORT-TERM INVESTMENT - 2.22%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		7,355

Total Short-Term Investment (Cost $7,355)			7,355

Total Value of Investments (Cost $324,925) - 98.26%			$325,018

Other Assets Less Liabilities - 1.74%			5,751

Net Assets - 100%			$330,769

§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Open-End Funds	96.04%	317,663
Short-Term Investment	2.22%	7,355
Total	98.26%	$325,018

See Notes to Financial Statements

ISM Dividend Income Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $324,925)	$325,018
Receivables:
Fund shares sold	7,893
Dividends and interest	1

Total assets	332,912

Liabilities:
Accrued expenses	134
Disbursements in excess of cash on demand deposit	2,009

Total liabilities	2,143

Net Assets	$330,769

Net Assets Consist of:
Capital	$330,683
Accumulated net investment loss	(7)
Undistributed net realized gain on investments	-
Net unrealized appreciation on investments	93

Total Net Assets	$330,769

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	33,185
Net Assets	330,667
Net Asset Value, Offering Price and Redemption Price Per Share	$9.96

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	10
Net Assets	102
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.15

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM Dividend Income Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$3,057

Total Income	3,057

Expenses:
Advisory fees (note 2)	98
Administration fees (note 2)	61

Total Expenses	159

Net Expenses	159

Net Investment Income	2,898

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	93

Realized and Unrealized Gain on Investments	93

Net Increase in Net Assets Resulting from Operations	$2,991

See Notes to Financial Statements

ISM Dividend Income Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment income		$2,898
Net realized gain from investment transactions		-
Change in unrealized appreciation on investments		93

Net Increase in Net Assets Resulting from Operations		2,991

Distributions to Shareholders: (note 5)
Net investment income
Institutional Class Shares		(2,904)
Advisor Class Shares		(1)

Decrease in Net Assets Resulting from Distributions		(2,905)

Capital Share Transactions:
Shares sold		329,786
Reinvested dividends and distributions		897
Shares repurchased		-

Increase from Capital Share Transactions		330,683

Net Increase in Net Assets		330,769

Net Assets:
Beginning of Period		-
End of Period		$330,769

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	33,095	$329,686
Reinvested dividends and distributions	90	896
Shares repurchased	-	-
Net Increase in Capital Shares	33,185	$330,582
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	33,185	$330,582

Advisor Class Shares	Shares	Amount
Shares sold	10	$100
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	10	$100
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	10	$100

See Notes to Financial Statements

ISM Dividend Income Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.09
Net realized and unrealized loss on securities	(0.04)

Total from Investment Operations	0.05

Less Distributions:
Dividends (from net investment income)	(0.09)

Total Distributions	(0.09)

Net Asset Value, End of Period	$9.96

Total Return (c)(d)	0.50%

Net Assets, End of Period (in thousands)	$331

Average Net Assets for the Period (in thousands)	$116

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	12.88%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

	(Continued)

ISM Dividend Income Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.19
Net realized and unrealized gain on securities	0.04

Total from Investment Operations	0.23

Less Distributions:
Dividends (from net investment income)	(0.08)

Total Distributions	(0.08)

Net Asset Value, End of Period	$10.15

Total Return (c)(d)	2.31%

Net Assets, End of Period (in thousands)	$0

Average Net Assets for the Period (in thousands)	$0

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	10.42%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM Dividend Income Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Dividend Income Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to seek equity income and capital appreciation.  The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of equity income and capital appreciation by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Portfolio Funds’ investments will consist of equity securities in both domestic and foreign markets that offer relatively high dividend yields, including common stock, preferred stocks, convertible preferred stocks, convertible bonds, and warrants.  The Fund will not be limited in its investments by market capitalization or sector criteria, and while the Fund will not directly invest in foreign securities, the Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process includes analysis of yield and risk data.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective while maintaining lower volatility than the S&P 500 Index in the portion of the portfolio invested in domestic securities and the MSCI EAFE Index in the portion of the portfolio invested in foreign securities.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(Continued)

ISM Dividend Income Fund

Notes to Financial Statements
(Unaudited)

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Open-End Funds	$317,663	$317,663	$-	$--
Short-Term Investment	7,355	7,355	-	--
Total	$325,018	$325,018	$-	$--

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

ISM Dividend Income Fund

Notes to Financial Statements
(Unaudited)

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $98.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $61 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

(Continued)

ISM Dividend Income Fund

Notes to Financial Statements
(Unaudited)

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, no fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$317,570	$2,199

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

(Continued)

ISM Dividend Income Fund

Notes to Financial Statements
(Unaudited)

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$324,925

Unrealized Appreciation	$332
Unrealized Depreciation	(239)
Net Unrealized Appreciation	$93

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

A Special Meeting of Shareholders was scheduled to be held on January 28, 2013.  The purpose of the meeting was to vote on (i) proposed amendments to the Investment Advisory Agreement that raise the Fund’s management fee from 0.45% to 0.90% of average daily net assets and (ii) a proposed Investment Sub-Advisory Agreement for the Fund between FolioMetrix, LLC and Forward Management, LLC.  Because a quorum of the outstanding Fund shares entitled to vote was not present, the meeting was adjourned until 4:30 p.m. on January 30, 2012 in order to permit further solicitation of proxies.

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

(Continued)

ISM Dividend Income Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Dividend Income Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,005.00	$1.37
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,023.10	$3.11
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  At a meeting on October 25, 2012, the Board of Trustees then considered whether to approve amendments to the agreement that would increase the management fee, subject to shareholder approval.  In considering whether to approve the Investment Advisory Agreement each time, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

Approval of Investment Advisory Agreement on May 29, 2012

At the meeting on May 29, 2012, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

1.
The nature, extent, and quality of the services provided by the Advisor.  In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.

(Continued)

ISM Dividend Income Fund

Additional Information
(Unaudited)

The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

2.
Investment performance of the Advisor.  In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the Advisor was satisfactory.

3.
Costs of the services to be provided and profits to be realized by the Advisor.  In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.

The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(Continued)

ISM Dividend Income Fund

Additional Information
(Unaudited)

4.
Extent to which economies of scale would be realized as the Fund grows.  In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

5.
Practices regarding brokerage and portfolio transactions.  In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

6.
Practices regarding conflicts of interest. In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

Approval of Investment Advisory Agreement on October 25, 2012

At the meeting on October 25, 2012, the Trustees reviewed various informational materials, including, but not limited to: the current Investment Advisory Agreement and the proposed Investment Advisory Agreement as amended; a memorandum from the Advisor to the Trustees explaining the rationale for the proposed changes to the current Investment Advisory Agreement; and a memorandum from the Funds’ legal counsel explaining the duties of the Trustees in reviewing the proposed changes Investment Advisory Agreement.  The memorandum from the Advisor to the Trustees contained information about the advisory firm and its business, finances, personnel, services to the Fund, investment advice, fees, and compliance program.  The memorandum also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The memorandum from the Advisor also presented the advisor’s rationale for the proposed increase in the Fund’s management fee.

The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the proposed Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Proposed Investment Advisory Agreement for the Fund.

(Continued)

ISM Dividend Income Fund

Additional Information
(Unaudited)

1.
The nature, extent, and quality of the services provided by the Advisor.  In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees considered the responsibilities of the Advisor under the current Investment Advisory Agreement, as well as the nature, extent, and quality of the services provided by the Advisor to the Fund under the proposed Investment Advisory Agreement.  In that regard, the Trustees reviewed the services being provided by the Advisor to the Fund, including, without limitation, the quality of its investment advisory services since the inception of the Fund (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the investment objectives and limitations of the Fund; its coordination of services for the Fund among their respective service providers; and its efforts to promote the Fund, grow the assets of the Fund, and otherwise assist in the distribution of the Fund’s shares.

The Trustees reviewed the proposed appointment of an investment sub-advisor to the Fund and the related changes to: the duties of the Advisor relative to the oversight of the Fund’s investment portfolio and the Fund’s investment strategy.  The Trustees noted that during the meeting on May 29, 2012 for the Fund, the Advisor represented that it intended to pursue the investment objective of the Fund by investing in a portfolio of no-load, institutional, and exchange-traded funds utilizing a proprietary screening process.  The Advisor now proposed to pursue the investment objective of the Fund by investing in a portfolio of individual securities, as opposed to underlying funds.

The Advisor represented to the Trustees that the change in investment strategy would result in an overall reduction in Fund expenses while at the same time affording the Advisor greater control over the management of the assets of the Fund.  In particular, the Advisor noted that, by investing in a portfolio of underlying funds, the ability of the Advisor to exercise influence over any underlying fund was extremely limited.  However, by utilizing the services of an investment sub-advisor, the Advisor believes that it will be able to better monitor the actions of the sub-advisor.

The Trustees discussed the respective services that would be provided by the Advisor and the proposed investment sub-advisor.  The Trustees noted that the Advisor would be responsible for monitoring and overseeing the investment sub-advisor.  In particular, the Advisor represented that its duties and responsibilities relative to the oversight of the proposed sub-advisor would be similar to its duties and responsibilities in overseeing a portfolio of underlying funds.  Indeed, the Advisor represented that it would have the opportunity to exercise a greater degree of risk control and oversight of the Fund’s portfolio given the increased transparency afforded by the sub-advisory relationship, as compared to the relative lack of transparency associated with investing in underlying funds.

After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.  More specifically, the Trustees noted that the nature, extent, and quality of the services provided by the Advisor to the Fund had changed little from the information the Trustees previously considered during the meeting on May 29, 2012.

2.
Investment performance of the Fund and the Advisor.  In considering the investment performance of the Fund and Advisor, the Trustees noted that the Fund had only recently commenced operations and consequently had almost no performance history.  Thus, the ability of the Trustees to consider the investment performance of the Fund was limited.  Rather, the Trustees noted that, given the limited amount of time that had passed since the meeting on May 29, 2012, they previously had considered the performance of the Advisor in pursuing investment strategies similar to those of the Fund in connection with the Trustees’ consideration of the current Advisory Agreement and determined at that time that the performance of the Advisor was satisfactory.  Thus, after considering the foregoing information and such other factors as the Trustees deemed appropriate, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

(Continued)

ISM Dividend Income Fund

Additional Information
(Unaudited)

3.
Costs of the services to be provided and profits to be realized by the Advisor.  In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any indirect benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the current management fee for each the Fund is 0.45% of average daily new assets.  The Trustees also noted that under the proposed amendments to the Investment Advisory Agreement, the management fee for the ISM Dividend Income Fund would be increased to 0.90% of average daily net assets.

The Trustees noted that the Advisor believed the current management fee would not be adequate to support the services it provided to the Fund.  The Trustees further noted that the Advisor represented that the increase in the management fee was needed in order for the Advisor to adequately support its management services following the changes in the Fund’s investment strategy and retention of a sub-advisor, including the oversight of the sub-advisor.  The shift to the use of sub-advisor is consistent with the shift in investment strategy of the Fund from investing in a portfolio of underlying funds to investing directly in a portfolio of securities of individual issuers.

Although the management fee of the Fund is increasing, the Board of Trustees noted that overall expenses of the Fund should decrease by virtue of hiring a sub-advisor.  The Board of Trustees noted that the total expense ratio of the Fund under the current arrangement is 2.19% before giving effect to any expense limitation or reimbursement by the Advisor.  The largest single component of the Fund’s total expense ratio is the costs associated with investing in the underlying funds, 1.04%.  By retaining the proposed sub-advisor, as opposed to investing in an underlying fund managed by the same organization, the overall expense ratio would decrease by 0.58%.

In considering the profitability of the Advisor in providing the services contemplated under the current Investment Advisory Agreement, the Board of Trustees considered the nature of the services to be provided by the Advisor.  In particular, the Trustees noted that, as presented at the meeting on May 29, 2012, the Advisor would be responsible for overseeing a portfolio comprised of interests in the various underlying funds in which the Fund would invest.  As presented in connection with the proposed Investment Advisory Agreement, the Advisor would be responsible for the oversight of the sub-advisor.  The Trustees considered how this change in responsibilities impacted the level of profitability of the Advisor.  Furthermore, the Advisor represented that employing a sub-advisory would not diminish its responsibilities to the Fund.  On the contrary, the Advisor explained to the Board of Trustees that, given the increased transparency associated with the sub-advisor relationship, it would be able to employ more risk management and other analytical tools in overseeing the activities of the sub-advisor.

The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees also noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of the Fund, the nature of its investment strategy, and its style of investment management, among other factors.  It was noted that the proposed management fee under the proposed amendments to the Investment Advisory Agreement was higher than those of the comparable funds and the peer group average.  It was noted that the Fund’s expense ratio would also be higher than those of the comparable funds and the peer group average.  The Trustees pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund was fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

4.
Extent to which economies of scale would be realized as the Fund grows.  The Trustees reviewed the Fund’s fee arrangements with the Advisor in order to evaluate the extent to which economies of scale would be realized as

(Continued)
..

ISM Dividend Income Fund

Additional Information
(Unaudited)

 the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees noted that the Fund had only recently commenced operations and, consequently, had no operational history with which to evaluate the realization of economies of scale.  The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Fund’s shareholders to benefit from economies of scale as the Fund grows.  The Trustees determined that the maximum management fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund’s administrator since it utilized breakpoints.  The Trustees also noted that the Advisor was contractually bound to make payments to the Fund’s administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees determined that these arrangements provided potential savings for the benefit of the Fund’s investors.

Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable at the present time in relation to the nature and quality of the services provided by the Advisor.

5.
Practices regarding brokerage and portfolio transactions.  In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

6.
Practices regarding conflicts of interest.  In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Having requested and received such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the proposed amendments to the Investment Advisory Agreement, and as assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, approved the proposed amendments to the Investment Advisory Agreement and voted to recommend it to the shareholders of the Fund for approval.

ISM Dividend Income Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

ISM Premier Asset Management Fund

Institutional Class Shares
Advisor Class Shares

This report and the financial statements contained herein are submitted for the general information of the shareholders of the ISM Premier Asset Management Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The ISM Premier Asset Management Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the ISM Premier Asset Management Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the ISM Premier Asset Management Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks:  Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your ISM Premier Asset Management Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

November 30, 2012

Enclosed for your review is the Semi-Annual Report of the ISM Premier Asset Management Fund (the “Fund”).  From September 20, 2012 (Date of Initial Public Investment) through November 30, 2012, the Fund’s Institutional Class Shares outperformed the S&P Global Broad Market Index (the S&P BMI) by 2.27% with a return since inception on September 20, 2012 of 0.60% compared to -1.67% for the S&P BMI.  Exposure to underlying holdings that mitigate risk helped to immunize the Fund during a down period for the broad market.  Exposure to Berkshire Hathaway also helped to reduce overall expense and augmented the period performance.

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended December 31, 2012	Inception*	Ratio**	Ratio***
ISM Premier Asset Management Fund – Institutional Class Shares	2.69%	0.70%	2.20%

S&P Global Broad Market Index1	0.67%	n/a	n/a

Performance shown is for the period ended December 31, 2012.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit fmxfund.com

*The Fund’s inception date is September 20, 2012.
**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.
***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

Market Environment

March 31st of 2012 marked a significant date that largely went unnoticed.  Until March 31st, a hypothetical investment in the S&P 500 had been underwater since the beginning of November 2007. By the end of March, reinvested dividends and appreciation would have finally brought the investment back to its original 2007 value.  Meanwhile, the S&P Global Broad Market Index (BMI) would still need another 10%, or so, of total return to get back to 2007 levels. As a firm, we place an emphasis on accurately measuring and managing risk over various market cycles.

On the topic of rallying markets, as of the end of November, most equity indexes have maintained significant gains year to date.  The S&P 500 has seen a 14.96% total return and the S&P Global BMI produced an 11.42% return.  En route to these returns have been some bouts of volatility on a day-to-day basis.   The old adage of sell in May and go away turned out to be a worthwhile strategy this year as the S&P 500 had a monthly return of -6.01% and the Global BMI saw a decrease of 8.92% during the month of May.  Through November 30th, the S&P 500 and the Global BMI both chalked up their best monthly return in January of 2012 at 4.48% and 6.21% respectively.

So, have investors participated in this above average year? According to ICI data, there have been net monthly inflows to mutual funds for each month in 2012 following net outflows during the last half of 2011. So, it appears that investors are putting money to work while the market has been rallying.  However, up until the very end of 2012, investors were seemingly displaying a blatant lack of certitude in the equity markets even as the equity indexes were registering the best performance in years.  Mutual fund investors continued to remove money from equity mutual funds seventeen out of the preceding eighteen months, mostly from one of the best performing areas of the market: domestic equity.   During the same eighteen month period, bond funds, both municipal and taxable, have seen tremendous positive inflows.  As a matter of fact, since January of 2007 bond funds have seen net inflows of over $1.1 trillion while equity funds have seen total net outflow of around $405 billion.

The asset flows mentioned previously have helped bolster bond total returns across the globe.  Falling interest rates have caused a run-up in pricing and we have continued to see rates decline to levels where they nominally can’t decrease much more.  Furthermore, credit spreads have moved high yield into one of the most attractive market segments through the end of the year.  In terms of risk, caution is prudent as these two factors create a situation across fixed income that could be damaging to bond investors at the inflection point of interest rate changes.  At extremely low rates, bonds in general are more sensitive to increases in rates, as interest rates affect the current market value of a bond.  At some point rates will need to rise, and when they do, there will be fallout within the fixed income world for those who are not adequately prepared.  At the present time, it appears that monetary policies across the globe will remain accommodative, but true economic expansion should shift the term structure of interest rates.  A best case scenario is that healthy levels of inflation begin to shape the yield curve, but that doesn’t appear to be the case just yet.

Outlook

Coordinated central bank actions helped augment the solid returns in equities year to date.  Slowing economic growth as well as little meaningful resolution to the domestic fiscal cliff or the European crisis continues to make it speculative to anticipate how many mood swings the market will have in either direction.  However, improvements in housing and any traction in unemployment could bode well for equities.  Continued low interest rates and moderate input costs could, at least for the time being, be a catalyst for consumers, which tends to make Wall Street, at least temporarily, happy.  Any progress in the Eurozone and our domestic fiscal issues should position equities well and the possibility for China to stimulate their own economy could help global stocks.  With expected global growth to remain positive, although sluggish, we don’t see a reason to be overly pessimistic on equities, but we believe it is rational to expect continued volatility into the foreseeable future.

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey
CEO and President

1You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, its returns would be lower.

ISM Premier Asset Management Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (Note 1)

COMMON STOCK - 14.17%
* Berkshire Hathaway, Inc.		980	$86,318

Total Common Stock (Cost $86,773)			86,318

OPEN-END FUNDS - 81.33%
BlackRock Global Allocation Fund, Inc.		6,280	123,396
First Eagle Global Fund		2,494	123,503
Ivy Asset Strategy Fund		4,807	125,559
Natixis Loomis Sayles Global Equity and Income Fund		7,195	123,107

Total Open-End Funds (Cost $491,156)			495,565

SHORT-TERM INVESTMENT - 1.96%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.14%		11,955

Total Short-Term Investment (Cost $11,955)			11,955

Total Value of Investments (Cost $589,884) - 97.46%			$593,838

Other Assets Less Liabilities - 2.54%			15,469

Net Assets - 100%			$609,307

* Non-income producing investment
§ Represents 7 day effective yield

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Common Stock	14.17%	$86,318
Open-End Funds	81.33%	495,565
Short-Term Investment	1.96%	11,955
Total	97.46%	$593,838

See Notes to Financial Statements

ISM Premier Asset Management Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $589,884)	$593,838
Receivables:
Fund shares sold	15,750
Dividends and interest	2

Total assets	609,590

Liabilities:
Accrued expenses	283

Total liabilities	283

Net Assets	$609,307

Net Assets Consist of:
Capital	$605,714
Accumulated net investment loss	(361)
Undistributed net realized gain on investments	-
Net unrealized appreciation on investments	3,954

Total Net Assets	$609,307

Institutional Class Shares outstanding, no par value (unlimited authorized shares)	59,445
Net Assets	597,879
Net Asset Value, Offering Price and Redemption Price Per Share	$10.06

Advisor Class Shares outstanding, no par value (unlimited authorized shares)	1,126
Net Assets	11,428
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.15

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date.

See Notes to Financial Statements

ISM Premier Asset Management Fund

Statement of Operations
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Investment Income:
Dividends	$2

Total Income	2

Expenses:
Advisory fees (note 2)	220
Administration fees (note 2)	134
Distribution and service fees - Advisor Class Shares (note 3)	9

Total Expenses	363

Net Expenses	363

Net Investment Loss	(361)

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	-
Change in unrealized appreciation on investments	3,954

Realized and Unrealized Gain on Investments	3,954

Net Increase in Net Assets Resulting from Operations	$3,593

See Notes to Financial Statements

ISM Premier Asset Management Fund

Statements of Changes in Net Assets
(Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Operations:
Net investment loss		$(361)
Net realized gain from investment transactions		-
Change in unrealized appreciation on investments		3,954

Net Increase in Net Assets Resulting from Operations		3,593

Capital Share Transactions:
Shares sold		605,714
Reinvested dividends and distributions		-
Shares repurchased		-

Increase from Capital Share Transactions		605,714

Net Increase in Net Assets		609,307

Net Assets:
Beginning of Period		-
End of Period		$609,307

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	59,445	$594,405
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	59,445	$594,405
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	59,445	$594,405

Advisor Class Shares	Shares	Amount
Shares sold	1,126	$11,309
Reinvested dividends and distributions	-	-
Shares repurchased	-	-
Net Increase in Capital Shares	1,126	$11,309
Outstanding, Beginning of Period	-	-
Outstanding, End of Period	1,126	$11,309

See Notes to Financial Statements

ISM Premier Asset Management Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Institutional Class Shares
September 20, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.07

Total from Investment Operations	0.06

Net Asset Value, End of Period	$10.06

Total Return (c)(d)	0.60%

Net Assets, End of Period (in thousands)	$598

Average Net Assets for the Period (in thousands)	$256

Ratios of:
Gross Expenses to Average Net Assets (e)	0.70%	(a)
Net Expenses to Average Net Assets (e)	0.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(0.70)%	(a)

Portfolio turnover rate	37.08%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

	(Continued)

ISM Premier Asset Management Fund

Financial Highlights
(Unaudited)
For a share outstanding during the period from	Advisor Class Shares
September 26, 2012 (Date of Initial Public Investment) to November 30, 2012

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on securities	0.16

Total from Investment Operations	0.15

Net Asset Value, End of Period	$10.15

Total Return (c)(d)	1.50%

Net Assets, End of Period (in thousands)	$11

Average Net Assets for the Period (in thousands)	$5

Ratios of:
Gross Expenses to Average Net Assets (e)	1.70%	(a)
Net Expenses to Average Net Assets (e)	1.70%	(a)
Net Investment Income/(Loss) to Average Net Assets (f)	(1.70)%	(a)

Portfolio turnover rate	37.08%	(b)

(a) Annualized.
(b) Not annualized.
(c) Total return does not reflect sales charge, if any.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e) Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

ISM Premier Asset Management Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The ISM Premier Asset Management Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations September 20, 2012. The investment objective of the Fund is to seek total return through a combination of capital appreciation and current income. The Fund is a “fund of funds” that principally invests in other mutual funds.  The Fund’s investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective of total return by investing in open-end mutual funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although the Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Fund is not precluded from investing in Portfolio Funds with sales-related expenses, redemption fees, and/or service fees in excess of 0.25%.

The Fund will principally invest in Portfolio Funds with a performance record of at least 5 years that have an investment objective similar to the Fund’s or that are otherwise permitted investments under the Fund’s investment policies.  The Fund will be invested in a small number of Portfolio Funds, often as few as three to five Portfolio Funds.  The Fund will not be limited in its investments by market capitalization or sector criteria, and while the Fund will not directly invest in foreign securities, the Portfolio Funds may invest in foreign securities, including foreign securities in emerging markets.  In addition, the Portfolio Funds may invest in derivative instruments (including options, futures contracts, swaps, and short sales) and utilize leverage to acquire their underlying investments.

The Advisor uses a proprietary screening process to select Portfolio Funds for investment.  The screening process seeks to identify managers who, over time, have proven successful at allocating portfolios for long-term growth without the constraints of a specific asset class, style, or sector.  The Advisor will seek to construct portfolios that achieve the Fund’s investment objective with less volatility than the S&P Global Broad Market Index.  The Advisor will sell a Portfolio Fund when a more attractive investment opportunity is identified or the Fund’s portfolio needs to be rebalanced.  As a result of this strategy, the Fund may have a relatively high level of portfolio turnover compared to other mutual funds.  Portfolio turnover will not be a limiting factor in making investment decisions.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Investments in funds within the Fund are valued based on the net asset values as reported by the underlying funds.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

(Continued)

ISM Premier Asset Management Fund

Notes to Financial Statements
(Unaudited)

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

a.	Level 1: Unadjusted quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value for the initial period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Common Stock	$86,318	$86,318	$-	$--
Open-End Funds	495,565	495,565	-	--
Short-Term Investment	11,955	11,955	-	--
Total	$593,838	$593,838	$-	$--

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund will distribute most of its income and realized gains to its shareholders every year.  Income dividends paid by the Fund derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

(Continued)

ISM Premier Asset Management Fund

Notes to Financial Statements
(Unaudited)

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays monthly advisory fees to the Advisor based upon the average daily net assets and calculated at an annual rate of 0.45%.  For the initial period ended November 30, 2012, the Fund paid advisory fees in the amount of $220.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.25% of average daily net assets paid by the Fund to the Administrator under its consolidated fee arrangement.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  The Fund paid $134 in administration fees for the initial period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

(Continued)

ISM Premier Asset Management Fund

Notes to Financial Statements
(Unaudited)

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. For the initial period ended November 30, 2012, $9 in fees were incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the initial period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Initial Period	Purchases of Securities	Proceeds from Sales of Securities
September 20, 2012 to November 30, 2012	$660,802	$82,873

There were no long-term purchases or sales of U.S Government Obligations during the initial period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management reviewed the Fund’s tax positions to be taken on federal income tax returns for the open tax period of November 30, 2012.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$589,884

Unrealized Appreciation	$4,409
Unrealized Depreciation	(455)
Net Unrealized Appreciation	3,954

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

(Continued)

ISM Premier Asset Management Fund

Notes to Financial Statements
(Unaudited)

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

8.	Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

ISM Premier Asset Management Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.  Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

(Continued)

ISM Premier Asset Management Fund

Additional Information
(Unaudited)

Institutional Class Shares	Beginning Account Value September 20, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,006.00	$1.37
	$1,000.00	$1,008.36	$1.37
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

Advisor Class Shares	Beginning Account Value September 26, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,015.00	$3.10
	$1,000.00	$ 1,005.97	$3.08
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

4.  Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on May 29, 2012, the Trustees approved the Investment Advisory Agreement for an initial two-year term.  In considering whether to approve the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iii) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (iv) the Advisor’s practices regarding brokerage and portfolio transactions; and (v) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor seeks to achieve the Fund’s investment objective by investing primarily in no-load, institutional, and exchange-traded funds.  The

(Continued)

ISM Premier Asset Management Fund

Additional Information
(Unaudited)

Trustees also noted that investments are selected using a proprietary screening process.  The Trustees considered that the Advisor specializes in providing portfolio management services to the Fund, has provided a continuous program of supervision of Fund assets, and been responsible for all marketing efforts with respect to the Fund.  The Trustees further noted that the principal executive and financial officers of the Fund were employees of the Advisor and serve without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and Advisor, the Trustees reviewed the Advisor’s historical investment performance.  The Trustees also considered the consistency of the Advisor’s management with its investment objectives and policies.  After reviewing the Advisor’s historical investment performance, the Advisor’s experience managing mutual funds, and other factors, the Board of Trustees concluded that the investment performance of the  Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees first noted that the management fee for the Fund would be 0.45%.  The Trustees then reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the projected asset level of the Fund; the overall expenses of the Fund, including the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees noted that the Advisor believed that it would soon break even on its relationship with the Trust as the Fund’s assets grow.  The Trustees further noted that the Advisor and its parent company had entered into a capital contribution agreement to ensure that the Advisor had sufficient capital to provide advisory services to the Fund.  The Trustees also considered potential indirect benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor’s other clients as well.  The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the peer group average.  The Trustees also noted that the Fund was in a start-up phase and would be much smaller than most of the comparable funds and the peer group average in the near future.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether the advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees reviewed the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee will stay the same when the Fund reaches higher asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund will benefit from economies of scale under its agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s agreement with the Administrator would determine the Fund’s gross expenses and that the agreement utilized breakpoints in the fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees considered the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and that the Fund does not allocate portfolio business to broker-dealers affiliated with the Advisor or to

(Continued)

ISM Premier Asset Management Fund

Additional Information
(Unaudited)

broker-dealers that provide research, statistical, or other services (soft dollars).  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the Investment Advisory Agreement for the Fund.

ISM Premier Asset Management Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	Omaha, Nebraska 68108

Telephone:	Telephone:

800-773-3863	888-952-4807

World Wide Web @:	World Wide Web @:
ncfunds.com	foliometrix.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

Caritas All-Cap Growth Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Caritas All-Cap Growth Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Caritas All-Cap Growth Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Caritas All-Cap Growth Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Caritas All-Cap Growth Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: Market risk, portfolio turnover risk, small-cap and mid-cap securities risk, micro-cap securities risk, risks related to investing in other investment companies, short sales risk, investment advisor risk, and operating risk.  More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting caritascapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your Caritas All-Cap Growth Fund:

See Our Web site @ caritascapital.com
or
Call Our Shareholder Services Group at 800-773-3863.

Caritas All-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (note 1)

COMMON STOCKS - 79.97%

Consumer Discretionary - 20.92%
*	Ascena Retail Group, Inc.	11,200	$225,120
*	Bally Technologies, Inc.	3,450	155,733
	CBS Corp. - Cl. B	6,250	224,875
*	Coinstar, Inc.	2,800	131,712
	Jarden Corp.	3,800	201,058
*	Krispy Kreme Doughnuts, Inc.	30,000	273,000
	Penske Automotive Group, Inc.	6,000	174,780
*	SHFL Entertainment, Inc.	10,700	147,232
			1,533,510
Energy - 5.61%
*	Dresser-Rand Group, Inc.	3,250	171,633
	Oceaneering International, Inc.	4,550	239,694
			411,327
Financials - 2.19%
	Marsh & McLennan Cos, Inc.	4,550	160,251
			160,251
Health Care - 7.97%
*	Alexion Pharmaceuticals, Inc.	1,500	144,030
*	Align Technology, Inc.	5,400	147,906
*	Hanger, Inc.	7,000	182,770
*	Santarus, Inc.	11,000	109,670
			584,376
Industrials - 18.30%
	Chicago Bridge & Iron Co. NV	5,300	215,339
*	EnerSys	6,100	212,524
*	Hertz Global Holdings, Inc.	11,400	178,296
*	Kirby Corp.	2,750	159,170
	Stanley Black & Decker, Inc.	2,400	172,584
	Triumph Group, Inc.	3,700	242,757
	Wabtec Corp.	1,900	160,778
			1,341,448
Information Technology - 14.24%
*	3D Systems Corp.	3,000	134,130
*	Cardtronics, Inc.	6,500	149,110
*	Cirrus Logic, Inc.	5,700	178,524
*	eBay, Inc.	4,900	258,818
	Microsoft Corp.	6,000	159,690
*	Ultratech, Inc.	5,000	164,100
			1,044,372

			(Continued)

Caritas All-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
	Shares	Value (note 1)

COMMON STOCKS - (Continued)

Materials - 7.90%
Agrium, Inc.	2,000	$204,040
Packaging Corp. of America	5,000	182,200
* WR Grace & Co.	2,950	193,136
		579,376
Telecommunication Services - 2.84%
AT&T, Inc.	6,100	208,193

Total Common Stocks (Cost $4,737,492)		5,862,853

EXCHANGE TRADED PRODUCTS - 7.42%
* ProShares Short MidCap 400	8,000	207,360
* ProShares UltraShort S&P 500	1,950	108,050
* ProShares UltraShort SmallCap 600	3,900	108,771
* ProShares UltraShort Technology	3,200	119,488

Total Exchange Traded Products (Cost $523,948)		543,669

SHORT-TERM INVESTMENT - 13.69%
§ Federated Treasury Obligations Fund, 0.01%		1,003,752

Total Short-Term Investment (Cost $1,003,752)		1,003,752

TOTAL VALUE OF INVESTMENTS (Cost $6,265,192) - 101.08%		$7,410,274

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.08)%		(78,962)

NET ASSETS - 100.00%		$7,331,312

* Non-income producing investment	The following acronym is used in this portfolio:
§ Represents 7 day effective yield	NV - Naamloze Vennootschap

		(Continued)

Caritas All-Cap Growth Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012

	Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	20.92%	$1,533,510
Energy	5.61%	411,327
Financials	2.19%	160,251
Health Care	7.97%	584,376
Industrials	18.30%	1,341,448
Information Technology	14.24%	1,044,372
Materials	7.90%	579,376
Telecommunication Services	2.84%	208,193
Exchange Traded Products	7.42%	543,669
Short-Term Investment	13.69%	1,003,752
Total	101.08%	$7,410,274

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

ASSETS
Investments, at value (cost $6,265,192)	$7,410,274
Receivables:
Fund shares sold	37,266
Dividends and interest	3,135
Total assets	7,450,675

LIABILITIES
Payables:
Investments purchased	107,888
Distributions	2
Accrued expenses
Advisory fees	7,366
Administration fees	2,652
Other expenses	1,455
Total liabilities	119,363

NET ASSETS	$7,331,312

Net Assets Consist of:
Capital	$6,040,554
Accumulated net investment loss	(52,111)
Undistributed net realized gain on investments	197,787
Net unrealized appreciation on investments	1,145,082
Total Net Assets	$7,331,312

Shares Outstanding, no par value (unlimited authorized shares)	608,239

Net Asset Value, Redemption Price Per Share	$12.05

Net Asset Value, Maximum Offering Price Per Share ($12.05 ÷ 94.25%)	$12.79

(a)	The Fund charges a redemption fee of 2% of the amount redeemed on redemptions of fund shares occuring within 30 days following the issuance of such shares.

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Statement of Operations
(Unaudited)

For the period from May 31, 2012 to November 30, 2012

INVESTMENT INCOME
Dividends (net of withholding taxes of $259)	$21,765
Total Investment Income	21,765

EXPENSES
Advisory fees (note 2)	47,356
Administration fees (note 2)	17,049
Distribution and service fees (note 3)	9,471
Gross Expenses	73,876

Net Expenses	73,876

NET INVESTMENT LOSS	(52,111)

REALIZED AND UNREALIZED GAIN ON INVESTMENTS

Net realized gain from:
Investments	258,288
258,288
Change in unrealized appreciation on:
Investments	84,619
84,619

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	342,907

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$290,796

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Statements of Changes in Net Assets

	Period Ended	Year Ended
	November 30, 2012 (a)	May 31, 2012

OPERATIONS:
Net investment loss	$(52,111)	$(109,106)
Net realized gain from investment transactions	258,288	32,459
Change in unrealized appreciation (depreciation) on investments	84,619	(535,344)
Net increase (decrease) in net assets resulting from operations	290,796	(611,991)

DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions	-	(163,043)
Decrease in net assets resulting from distributions	-	(163,043)

CAPITAL SHARE TRANSACTIONS:
Shares sold	194,194	1,866,032
Redemption fees	45	-
Reinvested dividends and distributions	-	49,262
Shares redeemed	(853,784)	(2,170,283)
Net decrease from capital share transactions	(659,545)	(254,989)

Net decrease in net assets	(368,749)	(1,030,023)

NET ASSETS:
Beginning of period	7,700,061	8,730,084
End of period	$7,331,312	$7,700,061

Accumulated net investment loss	$(52,111)	$-

TRANSACTIONS IN SHARES:
Shares sold	16,066	155,983
Reinvested dividends and distributions	-	4,587
Shares redeemed	(70,737)	(185,113)
Net decrease	(54,671)	(24,543)

(a) Unaudited.

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Financial Highlights

For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2012(a)		2012	2011		2010 (h)

Net asset value, beginning of period	$11.62		$12.70	$10.41		$10.00

Income (loss) from investment operations
Net investment loss	(0.09)		(0.16)	(0.11)		(0.04)
Net realized and unrealized gains
(losses) on securities	0.52		(0.68)	2.43		0.45
Total from investment operations	0.43		(0.84)	2.32		0.41

Less distributions:
From net realized gains	-		(0.24)	(0.03)		-
Total distributions	-		(0.24)	(0.03)		-

Paid in capital
From redemption fees	0.00	(g)	-	0.00	(g)	0.00	(g)
Total paid in capital	0.00		-	0.00		0.00

Net asset value, end of period	$12.05		$11.62	$12.70		$10.41

Total Return (d)(e)	3.79%		(6.47)%	22.34%		4.10%

Net assets, end of period (000's)	$7,331		$7,700	$8,730		$4,864

Ratios of:
Gross expenses to average net assets (f)	1.95%	(b)	2.69%	3.61%		5.56%	(b)
Net expenses to average net assets (f)	1.95%	(b)	1.95%	1.96%		1.91%	(b)
Net investment income/(loss)
to average net assets	(1.38)%	(b)	(1.34)%	(1.11)%		(1.31)%	(b)

Portfolio turnover rate	39.74%	(c)	87.49%	126.59%		50.48%	(c)

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)	Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f)	The expense ratios listed reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).

(g)	Actual amount is less than $0.01 per share.
(h)	For the time period from January 4, 2010 (Date of Initial Public Investment) to May 31, 2010.

See Notes to Financial Statements

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

1.  Organization and Significant Accounting Policies

The Caritas All-Cap Growth Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.

The Fund commenced operations on January 4, 2010. The investment objective of the Fund is to seek capital appreciation.  In order to achieve its investment objective, Caritas Capital, LLC (“Advisor”) will seek to invest primarily in a portfolio of common stocks of companies that the Advisor believes have above-average future growth potential relative to their peers.  The Advisor also anticipates hedging the Fund’s long positions in equity securities through investments in “short” exchange traded funds (“ETF’s”).  A “short” ETF is an investment that seeks to track the opposite of the performance of an index by holding in its portfolio short positions in either the contents of the index or a representative sample of the securities in the index.

The Fund invests in companies of all sizes traded on any United States stock exchange or over-the-counter market (“Universe”).  The Universe is not limited by market capitalization or industry segmentation, and may include large-, mid-, small- and micro- cap companies.  The Advisor generally selects common stocks based on fundamental, bottom up research.  Other factors that influence investment decisions include economic and technical analysis.  The Fund will generally hold each of its equity positions from one to three years.  The Advisor, may, however, trade the Fund’s portfolio more actively if market conditions warrant.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America.  In June 2009, the Financial Accounting Standards Board (“FASB”) codified its standards and accounting principles for the financial statements issued for years ending after September 15, 2009.  Herein, the Fund will make reference to accounting principles generally accepted in the United States issued by FASB as Accounting Standards Codification (“ASC”).

Investment Valuation
The Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement
Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

(Continued)

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The valuation techniques used by the Fund to measure fair value during the six month period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of November 30, 2012 for the Fund’s assets measured at fair value:

Assets	Total	Level 1	Level 2	Level 3
Common Stocks	$5,862,853	$5,862,853	$-	$-
Exchange Traded Products	543,669	543,669	-	-
Short-Term Investment	1,003,752	1,003,752	-	-
Total	$7,410,274	$7,410,274	$-	$-

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

(Continued)

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

2.	Transactions with Affiliates & Service Providers

Advisor
The Fund pays a monthly advisory fee to Caritas Capital, LLC (the “Advisor”) based upon the average daily net assets of the Fund and calculated at an annual rate.  For the six month period ended November 30, 2012, the Fund paid advisory fees in the amount of $47,356.

The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to make payments to the administrator to the extent that the cost of administering the Fund exceeds the 0.45% of average daily net assets paid by the Funds to the Administrator under its consolidated fee arrangement.  The agreement continues in effect until October 31, 2013 and may not be terminated prior to that date.

Administrator
Under the terms of an Administration Agreement with the Trust, The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expenses to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.450% if the average daily net assets are under $40 million and gradually decreases to an annual rate of 0.094% once the average daily net assets reach $1.82 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of

(Continued)

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the six month period ended November 30, 2012, $9,471 was incurred by the Distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2012	$2,692,866	$3,279,156

There were no long-term purchases or sales of U.S Government Obligations during the six month period ended November 30, 2012.

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the six month period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations.  During the fiscal year, the Fund did not incur any interest or penalties.

At November 30, 2012, the tax-basis cost of investments for federal income tax purposes were as follows:

Cost of Investments	$6,265,192

Unrealized Appreciation	$1,207,366
Unrealized Depreciation	(62,284)
Net Unrealized Appreciation	1,145,082

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

7.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

(Continued)

Caritas All-Cap Growth Fund

Notes to Financial Statements
(Unaudited)

8.   Subsequent Events

In accordance with the adoption of ASC Topic 855, Subsequent Events, and in preparing these financial statements, the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

(Continued)

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual	$1,000.00	$1,037.90	$9.96
Hypothetical (5% annual return before expenses)	$1,000.00	$1,015.29	$9.85
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year.

4.   Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on July 19, 2012, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the

(Continued)

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

Fund and the Advisor; (iii) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor uses fundamental, bottom up research and seeks to achieve the Fund’s investment objective by investing in common stocks of companies of all sizes that it believes have above-average future growth potential relative to their peers.  The Trustees further noted that the principal executive and financial officer of the Fund was an employee of the Advisor and serves without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group average).  The Trustees noted that the return for the one-year period ended June 30, 2012 was -3.92%, which lagged the returns of a majority of the comparable funds, the peer group average, and the benchmark index.  The Trustees then noted that the return for the six-month period ended June 30, 2012 was 8.30%, which outperformed all but one of the comparable funds and the peer group average, but lagged the benchmark index.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, including any benefits derived by the Advisor from the relationship with the Fund, the Trustees reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; the overall expenses of the Fund, including

(Continued)

Caritas All-Cap Growth Fund

Additional Information
(Unaudited)

certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee and net expense ratio were higher than those of some of the comparable funds and lower than others, while the management fee and net expense ratio were higher than the peer group average.  The Trustees noted that the Fund was much smaller than the peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee under the Investment Advisory Agreement would stay the same regardless of the Fund’s asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s administration fee was a significant component of the gross expense ratio and that the agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  The Trustees also noted that economies of scale were unlikely to be realized in the near future due to the size of the Fund.  It was pointed out that breakpoints in the management fee could be reconsidered in the future.  Following further discussion of the Fund’s asset level, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was under $0.03 per share.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the method for bunching of portfolio securities transactions should the Advisor add new accounts; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

(Continued)

Caritas All-Cap Growth Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services, LLC	Caritas Capital, LLC
116 South Franklin Street	5950 Fairview Road
Post Office Drawer 4365	Suite 610-A
Rocky Mount, North Carolina 27803	Charlotte, North Carolina 28210

Telephone:	Telephone:

800-773-3863	704-553-8778

World Wide Web @:	World Wide Web @:

ncfunds.com	caritascapital.com

Semi-Annual Report 2012
November 30, 2012
(Unaudited)

Presidio Multi-Strategy Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Presidio Multi-Strategy Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Presidio Multi-Strategy Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the Presidio Multi-Strategy Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of the Presidio Multi-Strategy Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, common stocks, large-cap securities risk, small-cap and mid-cap securities risk, risks from other investment companies, fixed income risk, corporate debt securities risk, convertible securities risk, high-yield risk, ETN risk, sector risk, derivative risk, risks from purchasing options, risks from writing options, short sales risk, foreign investment risk, currency risk, investment advisor risk, and operating risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Semi-Annual Report was first distributed to shareholders on or about January 29, 2013.

For More Information on Your Presidio Multi-Strategy Fund:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Dear Fellow Shareholders of the Presidio Multi-Strategy Fund:

Enclosed for your review is the Semi-Annual Report for the Presidio Multi-Strategy Fund (the “Fund”) for the six month period ending November 30, 2012.  The Fund returned +4.04%1 vs. the benchmark (50% S&P and 50% Barclays Agg2) return of +5.91%, with an annualized volatility of 3.76%3 and a beta of 0.195 over this horizon.  The underperformance to the 50% S&P/ 50% Barclays Agg benchmark was due to the underweighting we had in global equities, as well as the broad diversification provided by the other asset classes and strategies in the portfolio (e.g. credit, high grade bonds, long/short, etc.).  While we are encouraged at the Fund’s performance, we should remind shareholders that we do not manage the Fund to any specific benchmark (particularly stocks, such as the S&P 500), since the fund is a multi-asset (stocks, bonds, commodities, etc.) and multi-strategy (long, short, derivatives, etc) portfolio.  One of our objectives is to continue to provide our clients with a differentiated source of return that is lowly correlated to the general movements of the equity markets, and as such, we are likely to have relatively little equity exposure in the portfolio at any given time. In the face of the economic headwinds and uncertainties ahead (e.g. fiscal cliff, global growth, etc.), we continue to maintain a diversified portfolio of asset classes and strategies that we think will reward our investors over the long-term.

Risk, Return and Correlation Statistics since inception (July 7, 2010) through November 30, 2012:

	Presidio Multi Strategy Fund	50% S&P, 50% Barclays Agg
Net Return	4.37%1	10.53%
Realized Volatility	6.6%3	8.4%
Realized Correlation to S&P 500	0.644	0.98
Realized Beta to S&P 500	0.235	0.46

Please see the table below for the Fund’s historical performance information through the calendar quarter ended December 31, 2012.

Average Annual Total Returns		Past 1 Year		Since Inception*	Net	Gross
Period Ended December 31, 2012	Past 1 Year	Sales Load Included	Since Inception*	Sales Load Included	Expense Ratio**	Expense Ratio***
Presidio Multi-Strategy Fund	3.56%	-0.84%	4.36%	2.55%	3.45%	3.51%
50%S&P500 Index/ 50%Barclays Aggregate Blend Index	10.45%		10.35%

The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at 800-773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance.

*The Fund’s inception date is July 7, 2010.
** The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 1.50% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.
***Gross expense ratio is from the Fund’s prospectus dated September 28, 2012.

Market Review & Outlook:

2012 has been a year of rallies for the major risk assets, with the S&P 500, ACWI and BC High Yield indices up 15%, 14% and 14%, respectively. Even in spite of election year uncertainties, fiscal cliff problems, and continued risks in peripheral Europe, we believe investors have largely ignored these issues in the pricing of risk assets.  That said, with high yield credit spreads at barely 600 basis points, equity multiples at slightly overvalued levels, 10-yr. Treasuries at sub 2% yields (which equate to negative real yields for the long term), and most major asset classes at fair-to-slightly overvalued range, we wouldn’t expect any significant risk-asset rallies in 2013, particularly with the market headwinds in front of us.  But what we can probably expect is continued market volatility as events and news unfold over the next year.  While we have no control over the day-to-day market fluctuations, we do have control over what types of risks we choose to take for which we believe we shall be rewarded for over the long term.  At Presidio Capital Investments, we remain committed to our investment principles of maintaining a diversified portfolio across asset classes and strategies, and taking on intelligent risks where we think are worthwhile.  We believe this approach provides the steady hand and discipline that’s needed to navigate these turbulent and volatile investment waters.

With warmest regards,

Matthew R. Lee
Presidio Capital Investments, LLC

The views in the foregoing discussion were those of the Fund’s investment advisor as of the date set forth above and may not reflect its views on the date this Semi-Annual Report is first published or anytime thereafter.  These views are intended to assist shareholders in understanding their investment in the Fund and do not constitute investment advice.

An investor should consider the Fund’s investment objectives, risks, and charges and expenses carefully before investing.  The Fund’s Prospectus contains this and other important information. For information on the Fund’s expense ratio, please see the Financial Highlights Table found within the accompanying Semi-Annual Report.

1) The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Fund, including performance data current to the Fund’s most recent month-end, please visit ncfunds.com or call the Fund at 800-773-3863. Fee waivers and expenses reimbursements have positively impacted Fund performance. The performance information presented is not inclusive of sales charge and if adjusted for sales charges, performance quoted would be reduced.

2) The S&P 500 Total Return Index is a market capitalization weighted index that is widely used as a barometer of U.S. stock market performance.  The S&P 500 Total Return Index provides investors with a price-plus gross cash dividend return of the companies represented in the S&P 500 Total Return Index. The Barclays Capital U.S. Government/Credit Index represents securities that are U.S. domestic, taxable, and dollar denominated.  The Index covers the U.S. investment grade fixed rate bond market, with index components for government and corporate securities. You cannot invest directly in these indices.  These indices do not have investment advisors and do not pay any commissions, expenses, or taxes.  If these indices did pay commissions, expenses, or taxes, their returns would be lower.

3) Realized volatility is measured as annualized standard deviation and is considered a measure of risk.  Annualized standard deviation is calculated using standard methodology of taking the standard deviation of realized daily returns multiplied by the square root of the number of trading days in a year (assumed at 250).   Volatility is a statistical measure that provides an estimate of the dispersion (or range) of potential returns.  Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

4) Correlation is computed into what is known as the correlation coefficient, which ranges between -1 and +1. Perfect positive correlation (a correlation co-efficient of +1) implies that as one security moves, either up or down, the other security will move by an equal amount in the same direction. Alternatively, perfect negative correlation means that if one security moves in either direction the security that is perfectly negatively correlated will move by an equal amount in the opposite direction. If the correlation is 0, the movements of the securities are said to have no correlation; they are completely random.

5)  Beta is a measure of the price sensitivity of an asset (or portfolio) to the broader market, and is also considered a risk statistic.  Beta was calculated by regressing the daily returns of the fund and daily returns of the S&P 500 (for the time period from fund inception through 11/30/12).  Investors should be aware that volatility estimates, like any other “statistics”, are not constant, and that they may change as the capital markets change and as the composition of the underlying portfolio changes.

6) The ticker symbol for the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market's expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options. This volatility is meant to be forward looking and is calculated from both calls and puts. The VIX is a widely used measure of market risk and is often referred to as the "investor fear gauge".

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (note 1)

EXCHANGE TRADED PRODUCTS - 89.09%
†	Alerian MLP ETF	1,300	$21,242
†	Energy Select Sector SPDR Fund	3,500	248,710
†	iShares Barclays 1-3 Year Treasury Bond Fund	50	4,222
†	iShares Barclays 20+ Year Treasury Bond Fund	500	62,395
	iShares Barclays 7-10 Year Treasury Bond Fund	4,100	446,080
†	iShares Core S&P Mid-Cap ETF	3,700	370,444
†	iShares Core Total US Bond Market ETF	3,300	370,425
†	iShares Dow Jones US Real Estate Index Fund	4,500	286,335
†	iShares iBoxx $ High Yield Corporate Bond Fund	8,175	760,684
†	iShares iBoxx Investment Grade Corporate Bond Fund	15,750	1,923,547
†	iShares JPMorgan USD Emerging Markets Bond Fund	1,100	134,970
†	iShares MSCI EAFE Index Fund	3,400	187,238
†	iShares MSCI Emerging Markets Index Fund	6,400	267,424
†	iShares Russell 2000 Index Fund	950	77,976
†	iShares Russell 2000 Value Index Fund	4,400	322,080
*†	iShares S&P GSCI Commodity Indexed Trust	100	3,296
†	iShares S&P National Municipal Bond Fund	100	11,407
*†	iShares Silver Trust	600	19,416
*†	PowerShares DB Agriculture Fund	1,100	31,735
*†	PowerShares DB US Dollar Index Bullish Fund	8,700	190,704
†	SPDR Barclays Convertible Securities ETF	13,850	551,784
†	SPDR Barclays High Yield Bond ETF	35,309	1,432,133
†	SPDR Barclays International Treasury Bond ETF	2,000	122,480
†	SPDR S&P 500 ETF Trust	500	71,078
†	SPDR S&P Global Natural Resources ETF	2,800	140,700
†	SPDR S&P MidCap 400 ETF Trust	1,550	282,642
*†	United States Gasoline Fund LP	500	28,845
*†	United States Natural Gas Fund LP	162	3,303
*†	United States Oil Fund LP	700	22,792
†	Vanguard MSCI Emerging Markets ETF	4,900	205,873
†	Vanguard REIT ETF	2,550	163,736
†	Vanguard Small-Cap Value ETF	4,850	349,782
†	Vanguard Total Bond Market ETF	3,250	276,055
†	WisdomTree Dreyfus Emerging Currency Fund	1,700	35,377

	Total Exchange Traded Products (Cost $8,827,075)		9,426,910

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Shares	Value (note 1)

COMMON STOCKS - 2.64%

Consumer Discretionary
†	McDonald's Corp.	50	$4,352
†	NIKE, Inc.	50	4,874
†	Omnicom Group, Inc.	50	2,487
			11,713
Consumer Staples
†	Altria Group, Inc.	50	1,690
†	Brown-Forman Corp.	75	5,264
†	McCormick & Co, Inc.	50	3,228
†	PepsiCo, Inc.	50	3,510
†	Philip Morris International, Inc.	50	4,494
†	The Coca-Cola Co.	100	3,792
†	The Procter & Gamble Co.	50	3,492
†	Wal-Mart Stores, Inc.	100	7,202
			32,672
Energy
†	Exxon Mobil Corp.	50	4,407
			4,407
Financials
*†	Berkshire Hathaway, Inc.	50	4,404
			4,404
Health Care
†	Abbott Laboratories	50	3,250
†	Becton Dickinson and Co.	50	3,833
†µ	GlaxoSmithKline PLC	50	2,151
†	Johnson & Johnson	100	6,973
†	Medtronic, Inc.	50	2,106
†	Merck & Co., Inc.	50	2,215
†µ	Novo Nordisk A/S	50	7,933
†	Pfizer, Inc.	250	6,255
†	Stryker Corp.	50	2,708
*†	Varian Medical Systems, Inc.	50	3,458
			40,882
Industrials
†	3M Co.	50	4,547
†	General Dynamics Corp.	50	3,325
†	United Technologies Corp.	50	4,006
			11,878

			(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
			Shares		Value (note 1)

COMMON STOCKS (continued)

Information Technology
*†	Adobe Systems, Inc.		200		$6,922
†	Automatic Data Processing, Inc.		50		2,837
†	Cisco Systems, Inc.		100		1,891
†	FactSet Research Systems, Inc.		50		4,619
†	Microsoft Corp.		250		6,654
†	Oracle Corp.		250		8,044
†	Paychex, Inc.		100		3,254
†	QUALCOMM, Inc.		50		3,181
					37,402
Materials
†	Freeport-McMoRan Copper & Gold, Inc.		3,500		136,535
					136,535

	Total Common Stocks (Cost $250,115)				279,893

		Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

PUT OPTIONS PURCHASED - 1.29%
	SPDR S&P 500	100	$130	12/22/12	1,800
	SPDR S&P 500	45	141	12/22/12	8,685
	SPDR S&P 500	215	147	12/22/12	126,205

	Total Put Options Purchased (Cost $128,570)				136,690

CALL OPTIONS PURCHASED - 0.93%
	SPDR Dow Jones Industrial Average	10	136	12/22/12	90
	iShares MSCI Emerging Markets	60	39	12/22/12	17,581
	iShares MSCI Emerging Markets	30	42	12/22/12	1,800
	iShares MSCI EAFE Index	60	55	12/22/12	4,560
	SPDR Gold Shares	40	165	12/22/12	10,160
	iShares Dow Jones US Real Estate Index	33	62	12/22/12	5,709
	iShares Dow Jones US Real Estate Index	30	66	12/22/12	120
	iShares Silver Trust	40	33	12/22/12	1,880
	SPDR S&P 500	30	145	12/22/12	1,710
	PowerShares DB US Dollar Index	200	22	12/22/12	2,000
	CBOE SPX Volatility Index	50	10	12/22/12	28,250
	Energy Select Sector SPDR	40	65	12/22/12	25,000

	Total Call Options Purchased (Cost $164,806)				98,860
					(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
Shares	Value (note 1)

SHORT-TERM INVESTMENT - 23.22%
§	Fidelity Institutional Money Market Funds, 0.14%	2,457,397	$2,457,397

Total Short-Term Investment (Cost $2,457,397)	2,457,397

CLOSED-END FUND - 1.06%
Kayne Anderson Midsteam Energy Fund, Inc.	4,000	112,160

Total Closed-End Fund (Cost $102,458)	112,160

Total Value of Investments (Cost $11,930,421) - 118.23%	$12,511,910

Liabilities in Excess of Other Assets - (18.23)%	(1,928,964)

Net Assets - 100%	$10,582,946

*	Non-income producing investment
†	Portion of security pledged as collateral for options written
§	Represents 7 day effective yield
μ	American Depositary Receipt

The following acronyms is used in this portfolio:
PLC - Public Limited Company

Summary of Investments by Sector
% of Net
Sector	Assets	Value
Exchange Traded Products	89.09%	$9,426,910
Consumer Discretionary	0.11%	11,713
Consumer Staples	0.31%	32,672
Energy	0.04%	4,407
Financials	0.04%	4,404
Health Care	0.39%	40,882
Industrials	0.11%	11,878
Information Technology	0.35%	37,402
Materials	1.29%	136,535
Put Options Purchased	1.29%	136,690
Call Options Purchased	0.93%	98,860
Closed End Fund	1.06%	112,160
Short-Term Investment	23.22%	2,457,397
Total	118.23%	$12,511,910

(Continued)

Presidio Multi-Strategy Fund

Schedule of Investments
(Unaudited)

As of November 30, 2012
		Number of Contracts	Exercise Price	Maturity Date	Value (note 1)

CALL OPTIONS WRITTEN (note 1)
*	SPDR S&P 500	45	$141	12/22/12	$11,295
*	SPDR S&P 501	215	147	12/22/12	4,730
*	CBOE SPX Volatility Index	50	20	12/19/12	1,500

Total (Premiums Received $105,773)					17,525

PUT OPTIONS WRITTEN (note 1)
*	SPDR Dow Jones Industrial Average	10	136	12/22/12	6,200
*	iShares MSCI Emerging Markets Index	60	39	12/22/12	900
*	iShares MSCI Emerging Markets Index	30	42	12/22/12	3,090
*	iShares MSCI EAFE Index	60	55	12/22/12	6,720
*	SPDR Gold Shares	40	165	12/22/12	5,680
*	iShares Dow Jones US Real Estate Index	33	62	12/22/12	1,419
*	iShares Dow Jones US Real Estate Index	30	66	12/22/12	9,300
*	iShares Silver Trust	40	33	12/22/12	4,320
*	SPDR S&P 500	50	138	12/22/12	4,900
*	SPDR S&P 500	30	145	12/22/12	13,260
*	PowerShares DB US Dollar Index	200	22	12/22/12	3,400
*	CBOE SPX Volatility Index	50	18	12/19/12	13,750
*	ENERGY SELECT SECTOR SPDR	40	65	12/22/12	560

Total (Premiums Received $150,584)					73,499

SECURITIES SOLD SHORT

EXCHANGE TRADED PRODUCTS
	iShares Barclays 1-3 Year Treasury Bond Fund	3,009			254,080
	iShares Barclays 7-10 Year Treasury Bond Fund	5,450			592,960
	iShares Barclays 20+ Year Treasury Bond Fund	500			62,395
	iShares Russell 2000 Index Fund	2,200			180,576
	SPDR S&P 500 ETF Trust	3,100			440,680

Total (Premiums Received $1,506,558)					1,530,691

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Statement of Assets and Liabilities
(Unaudited)

As of November 30, 2012

Assets:
Investments, at value (cost $11,930,421)	$12,511,910
Receivables:
Fund shares sold	107,173
Dividends and interest	672

Total assets	12,619,755

Liabilities:
Call Options written, at fair value (premiums received $105,773)	17,525
Put Options written, at fair value (premiums received $150,584)	73,499
Securities sold short, at fair value (proceeds received $1,506,558)	1,530,691
Accrued expenses
Administration fees	4,336
Advisory fees	8,673
Other expenses	2,781
Disbursements in excess of cash on demand deposit	399,304

Total liabilities	2,036,809

Net Assets	$10,582,946

Net Assets Consist of:
Capital	$10,406,142
Accumulated net investment loss	(19,452)
Accumulated net realized loss on investments	(526,433)
Net unrealized appreciation on investments	722,689

Total Net Assets	$10,582,946
Shares Outstanding, no par value (unlimited authorized shares)	1,009,640
Net Asset Value and Redemption Price Per Share	$10.48

Maximum Offering Price Per Share ($10.48 ÷ 95.75%)	$10.95

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Statement of Operations
(Unaudited)

For the period ended November 30, 2012

Investment Income:
Dividends	$137,138

Total Investment Income	137,138

Expenses:
Advisory fees (note 2)	48,220
Administration fees (note 2)	24,109
Distribution and service fees (note 3)	12,055
Interest expense (Note 10)	82,251

Total Expenses	166,635

Net Expenses	166,635

Net Investment Loss	(29,497)

Realized and Unrealized Gain (Loss) on Investments

Net realized gain (loss) from investment transactions:
Investments	(369,833)
Options Written	254,032
Options Purchased	(233,232)
Change in unrealized appreciation (depreciation) on:
Investments	652,667
Options Written	107,594
Options Purchased	(95,099)

Realized and Unrealized Gain on Investments	316,129

Net Increase in Net Assets Resulting from Operations	$286,632

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Statements of Changes in Net Assets

	November 30,	May 31,
For the period ended	2012 (a)	2012

Operations:
Net investment (loss) income	$(29,497)	$123,384
Net realized loss from investment transactions	(349,033)	(259,589)
Change in unrealized appreciation (depreciation) on investments	665,162	(54,554)

Net Increase (Decrease) in Net Assets Resulting from Operations	286,632	(190,759)

Distributions to Shareholders: (note 6)
Net investment income	-	(130,095)
Net realized gain from investment transactions	-	(95)

Decrease in Net Assets Resulting from Distributions	-	(130,190)

Capital Share Transactions:
Shares sold	4,901,230	3,090,462
Reinvested dividends and distributions	-	113,770
Shares repurchased	(1,512,964)	(619,487)

Increase from Capital Share Transactions	3,388,266	2,584,745

Net Increase in Net Assets	3,674,898	2,263,796

Net Assets:
Beginning of period	6,908,048	4,644,252
End of period	$10,582,946	$6,908,048

Undistributed Net Investment Income	$-	$10,045

Share Information:
Shares Sold	473,969	293,900
Reinvested Distributions	-	11,121
Shares repurchased	(144,988)	(59,194)
Net Increase in Capital Shares	328,981	245,827
Shares Outstanding, Beginning of Period	680,659	434,832
Shares Outstanding, End of Period	1,009,640	680,659

(a) Unaudited

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Financial Highlights

For a share outstanding during the	November 30,		May 31,
six month period or fiscal year ended	2012 (i)		2012		2011 (a)

Net Asset Value, Beginning of Period	$10.15		$10.68		$10.00

Income (Loss) from Investment Operations
Net investment income	(0.03)		0.19		0.09
Net realized and unrealized gain (loss) on securities	0.36		(0.50)		0.87

Total from Investment Operations	0.33		(0.31)		0.96

Less Distributions:
Dividends (from net investment income)	-		(0.22)		(0.05)
Distributions (from capital gains)	-		0.00	(f)	(0.23)

Total Distributions	-		(0.22)		(0.28)

Net Asset Value, End of Period	$10.48		$10.15		$10.68

Total Return (d)(e)	3.25%		(2.93)%		9.74%

Net Assets, End of Period (in thousands)	$10,583		$6,908		$4,644

Average Net Assets for the Period (in thousands)	$9,638		$5,938		$3,405

Ratios of:
Total Expenses to Average Net Assets (g)	3.45%	(b)	1.74%		1.74%	(b)
Total Expenses to Average Net Assets, excluding interest
expense (g) (Note 10)	1.75%	(b)	1.74%		1.74%	(b)
Net Investment Income to Average Net Assets (h)	(0.61)%	(b)	2.07%		1.24%	(b)

Portfolio turnover rate	24.13%	(c)	4.90%		51.01%	(c)

(a)	For the period from July 7, 2010 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d) Total return does not reflect sales charge, if any.
(e)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(f) Actual amount is less than $0.01 per share.
(g)	Does not include expenses of the investment companies in which the Fund invests.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(i) Unaudited.

See Notes to Financial Statements

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

1.	Organization and Significant Accounting Policies

The Presidio Multi-Strategy Fund (“Fund”) is a series of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  The Fund is a separate diversified series of the Trust.  The investment objective of the Fund is to seek capital appreciation without regard to current income.

The Fund’s investment advisor, Presidio Capital Investments, LLC (the “Advisor”), seeks to achieve the Fund’s investment objective by investing in a globally diversified portfolio of (i) domestic and foreign equity securities, (ii) domestic and foreign government and corporate debt securities, including Exchange Traded Notes (“ETNs”) and “junk bonds” and (iii) options and futures on currencies and commodities. The Fund may invest in these securities directly or indirectly through investments in other investment companies including Exchange Traded Funds (“ETFs”). The Fund’s investment policy may be changed without shareholder approval upon prior written notice to shareholders.

The Advisor’s methodology is based upon analysis that seeks to measure the risk and volatility of asset classes, macroeconomic factors of relative valuations between asset classes, world economies, economic sectors, and individual securities within those asset classes and industry sectors relative to the potential and expected return of those asset classes and individual securities within asset classes over comparable time periods. The Fund’s portfolio is constructed using a multi-faceted analysis designed to contribute to and balance the level of risk and return of the Fund’s portfolio.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation
The Fund’s investments in securities are carried at fair value. Investments in funds within the Presidio Multi-Strategy Fund are valued based on the net asset values as reported by the underlying funds Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Option Valuation
Exchange-listed options are valued at their last quoted sales price as reported on their primary exchange as of 4:00 p.m. Eastern Time (the “Valuation Time”).  For purposes of determining the primary exchange for each exchange-traded portfolio option the following shall apply: (i) if the option is traded on the Chicago Board Options Exchange (“CBOE”), the CBOE shall be considered the primary exchange for such option, unless the Advisor instructs the Administrator in writing to use a different exchange as the primary exchange for such option; and (ii) if the option does not trade on the CBOE, the Advisor shall instruct the Administrator in writing as to the primary exchange for such option.  Unlisted options for which market quotations are readily available are valued at the last quoted sales price at the Valuation Time.  If an option is not traded on the valuation date, the option shall be priced at the mean of the last quoted bid and ask prices as of the Valuation Time.  An option may be valued using Fair Valuation when (i) the option does not trade on the valuation date; and (ii) reliable last quoted bid and ask prices as of the Valuation Time are not readily available.

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

Option Writing
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written.  Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments.  The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain or loss (depending on if the premium is less than the amount paid for the closing purchase transaction).  If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund have realized a gain or loss.  If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund.  The Fund, as the writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Fair Value Measurement
The Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.  Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly” which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An Investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.  The valuation techniques used by the Fund to measure fair value during the period ended November 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Investments in Securities	Total	Level 1	Level 2	Level 3
Assets
Exchange Traded Products	$9,426,910	$9,426,910	$-	$-
Common Stocks	279,893	279,893	-	-
Put Options Purchased	136,690	136,690	-	-
Call Options Purchased	98,860	98,860	-	-
Closed-End Fund	112,160	112,160	-	-
Short-Term Investment	2,457,397	2,457,397	-	-
Total Assets	$12,511,910	$12,511,910	$-	$-

Liabilities
Call Options Written	$17,525	$17,525	$-	$-
Put Options Written	73,499	73,499	-	-
Securities Sold Short	1,530,691	1,530,691	-	-
Total Liabilities	$1,621,715	$1,621,715	$-	$-

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

Derivative Financial Instruments
The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets.  Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund’s independent pricing services and the Fund’s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets on the Statements of Assets and Liabilities.  Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The following table set forth the effect of the option contracts on the Statement of Assets and Liabilities for the period ended November 30, 2012:

Derivative Type	Location	Fair Value
Equity Contracts – purchased options	Investments, at value	$235,550
Equity Contracts – written options	Options written, at value	91,024

The following table sets forth the effect of the option contracts on the Statement of Operations for the period ended November 30, 2012:

Derivative Type	Location	Gains (Losses)
Equity Contracts – purchased options	Net realized gain (loss) from investment transactions	$(233,232)
Equity Contracts – written options	Net realized gain (loss) from investment transactions	254,032
Equity Contracts – purchased options	Change in unrealized appreciation (depreciation) on investments	(95,099)
Equity Contracts – written options	Change in unrealized appreciation (depreciation) on investments	107,594

From the above mentioned losses, no component was excluded from assessment of hedge and no amount of hedge was treated as ineffective.  See Derivative Financial Instruments and Option Writing under Note 1 for additional information on the Fund’s purposes for entering into derivative contracts and associated risks.

Foreign Currency Translation
Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.  Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held.  Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid.  Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions
The Fund may declare and distribute dividends from net investment income (if any) quarterly.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates & Service Providers

Advisor
As full compensation for the investment advisory services provided to the Fund, the Advisor receives a monthly fee based on the Fund’s average daily net assets.  The Advisor shall receive an investment advisory fee equal to an annualized rate of 1.00% of the average daily net assets of the Fund.  The fee paid to the Advisor is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.   In accordance with these terms, the Fund paid $48,220 in advisory fees for the period ended November 30, 2012.

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Fund, coordinates and pays for the services of each vendor and the operating expense to the Fund, and provides the Fund with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Fund’s average daily net assets.  The annual rate is 0.500% if the average daily net assets are under $51 million and gradually decreases to an annual rate of 0.078% if the average daily net assets are $1,095,000,000 or more.  The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Advisor has entered into an Operating Plan with the Fund’s administrator under which it has agreed to assume certain fees of the administrator to the extent such fees exceed the maximum of 1.75% of the average daily net assets of the Fund to be paid by the Fund to the administrator under its consolidated fee arrangement.  The Advisor cannot recoup from the Fund any amounts paid by the Advisor to the Administrator under the Operating Plan.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of the Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants and of its legal counsel; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums. The Fund paid $24,109 in administration fees for the period ended November 30, 2012.

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Fund.

Certain Trustees and officers of the Trust may also be officers of the Advisor, the Distributor, the Administrator, or NCS.

Because the underlying funds have varied expense and fee levels and the Fund may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Fund will vary.

3.	Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the Fund’s average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the period ended November 30, 2012, $12,055 in fees were incurred by the distributor.

4.	Purchases and Sales of Investment Securities

For the six month period ended November 30, 2012, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Period Ended	Purchases of Securities	Proceeds from Sales of Securities
November 30, 2012	$4,119,651	$1,814,414

There were no long-term purchases or sales of U.S Government Obligations during the period ended November 30, 2012.

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

5.	Option Writing

Option Contracts Written for the period ended November 30, 2012	Number of Contracts	Premiums Received
Options Outstanding, Beginning of Period	743	$ 181,198
Options written	1,804	533,838
Options closed	(638)	(208,919)
Options exercised	-	-
Options expired	(926)	(249,760)
Options Outstanding, End of Period	983	$ 256,357

6.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.

Management has analyzed the Fund’s tax positions for all open tax years (current and prior three tax years, if applicable) and determined that the implementation of ASC Topic 740 “Accounting for Uncertainty in Income Taxes” had no impact on the Fund’s net assets or results of operations.  As of and during the period ended November 30, 2012, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties.

At November 30, 2012, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$10,167,506

Unrealized Appreciation	$878,323
Unrealized Depreciation	(155,634)
Net Unrealized Appreciation	$722,689

7.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.	Financial Instruments with Off-Balance Sheet Risk or Concentrations of Credit Risk

Leverage
The Fund intends to utilize leverage, including the use of borrowed funds, in equity trading and may use leverage as well in certain types of options, such as puts, calls, and warrants.  While such strategies and techniques increase the opportunity to achieve higher returns on amounts invested, they also substantially increase the risk of loss.

Securities sold short represent obligations of the Fund to deliver the specified security at the contracted price and, thereby, create a liability to repurchase the security in the market at prevailing prices.  Accordingly, these transactions result in off-balance sheet risk as the Fund’s satisfaction of the

(Continued)

Presidio Multi-Strategy Fund

Notes to Financial Statements
(Unaudited)

obligations may exceed the amount recognized in the statement of financial condition.  As of November 30, 2012, there was $1,530,691 of securities sold short by the Fund.

9.	New Accounting Pronouncements

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements.”  ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and International Financial Reporting Standards (“IFRS”).  ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years.

10.	Subsequent Events

In December 2012, the Administrator of the Fund became aware of margin interest expenses that had been disbursed from the Fund from November 2010 through November 2012, but had not been expensed to the Fund.  These margin interest expenses, amounting to $82,251, were expensed to the Fund in December 2012 and are reflected in the Statement of Operations of this Semi-Annual Report.

The Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

(Continued)

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund toll-free at 800-773-3863.

3.	Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Presidio Multi-Strategy Fund	Beginning Account Value June 1, 2012	Ending Account Value November 30, 2012	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 1,032.50	$17.58
	$1,000.00	$ 1,007.77	$17.36
Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the initial period).

(Continued)

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

4.   Approval of Advisory Agreement

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement.  At a meeting of the Fund’s Board of Trustees on July 19, 2012, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year.  In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials, including the Investment Advisory Agreement for the Fund and a memorandum from the Advisor to the Trustees containing information about the advisory firm and its business.  The memorandum provided information about the Advisor’s finances, personnel, services to the Fund, investment advice, fees, and compliance program.  It also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Funds.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the Investment Advisory Agreement.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among the Fund’s service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.  The Trustees noted that the Advisor utilizes a broad range of asset classes and strategies to construct a globally diversified, risk-balanced portfolio based on multiple investment strategies, including shorting and option strategies.  The Trustees further noted that the principal executive and financial officer of the Fund was a principal of the Advisor and serves the Trust without additional compensation from the Fund.  After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives managed by other investment advisors, and applicable peer group data (e.g., Bloomberg peer group average).  The Trustees noted that the return for the one-year period ended June 30, 2012 was -0.58%, which outperformed the returns of all but one of the comparable funds and the peer group average, but lagged the benchmark index.  The Trustees then noted that the return for the six-month period ended June 30, 2012 was 0.10%, which lagged the returns of all but one of the comparable funds, the peer group average, and the benchmark index.  The Trustees also considered the consistency of the Advisor’s management of the Fund with its investment objective and policies.  After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services provided and profits realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees reviewed the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; the financial condition of the Advisor; the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset level of the Fund; and the overall

(Continued)

Presidio Multi-Strategy Fund

Additional Information
(Unaudited)

expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor; and the nature and frequency of advisory fee payments.  The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm.  The Trustees noted that the Advisor either makes payments to the Administrator or directly pays for certain expenses of the Fund under an Operating Plan in order to help limit the Fund’s annual operating expenses.  The Trustees further noted the Advisor’s willingness to enter a collateral agreement under certain conditions to provide added assurance that the Advisor’s obligations under the Investment Advisory Agreement and Operating Plan would be met.  The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Fund, and the potential for the Advisor to generate soft dollars from Fund trades that may benefit the Advisor as well. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  The Trustees determined that the Fund’s management fee was lower than the comparable funds, but higher than the peer group average.  The Trustees also determined that the net expense ratio was higher than those of some of the comparable funds and lower than others, and higher than the peer group average.  The Trustees noted that the Fund was much smaller than the peer group average.  Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with the Advisor.  The Trustees noted that although the maximum management fee under the Investment Advisory Agreement would stay the same regardless of the Fund’s asset levels, the Advisor had agreed to make payments to the Administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees pointed out that the Fund would benefit from economies of scale under agreements with service providers other than the Advisor.  In particular, it was noted that the Fund’s administration fee was a significant component of the gross expense ratio and that the agreement utilized breakpoints in its fee schedule that allowed the Fund’s shareholders to benefit from economies of scale.  The Trustees also noted that economies of scale were unlikely to be realized in the near future due to the size of the Fund.  It was pointed out that breakpoints in the management fee could be reconsidered in the future.  Following further discussion of the Fund’s asset level, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements with the Advisor were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the portfolio turnover rate for the Fund; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any allocation of portfolio business to persons affiliated with the Advisor; and the extent to which the Fund allocates portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars).  The Trustees noted, among other things, that the Fund rarely trades blocks of shares which require special handling and that the average commission rate for the Fund was under $0.02 per share.  After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding possible conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the method for bunching of portfolio securities transactions should the Advisor add new accounts; and the substance and administration of the Advisor’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

Presidio Multi-Strategy Fund
is a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	Presidio Capital Investments, LLC
116 South Franklin Street	1777 Borel Place, Suite 415
Post Office Drawer 4365 Rocky Mount, North Carolina 27803	San Mateo, California, 94402

Telephone:	Telephone:

800-773-3863	650-341-1019

World Wide Web @:	World Wide Web @:
ncfunds.com	presidio-cap.com

Item 2.   CODE OF ETHICS.

Not applicable.

Item 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

Item 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

Item 5.    AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.   SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.

None.

Item 11.  CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officers and the Principal Financial Officers have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey
Date: January 31, 2013	President and Principal Executive Officer, FMX Funds

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana
Date: January 31, 2013	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee
Date: January 31, 2013	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey
Date: January 31, 2013	President and Principal Executive Officer, FMX Funds

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe
Date: January 31, 2013	Treasurer and Principal Financial Officer, FMX Funds

By: (Signature and Title)	/s/ Robert G. Fontana
Robert G. Fontana
Date: January 31, 2013	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Caritas All-Cap Growth Fund

By: (Signature and Title)	/s/ Matthew R. Lee
Matthew R. Lee
Date: January 31, 2013	President, Treasurer, Principal Executive Officer and Principal Financial Officer, Presidio Multi-Strategy Fund